As filed with the Securities and Exchange Commission on April 30, 2003


                         File Nos. 33-40819 and 811-8507

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933


                         Post-Effective Amendment No. 6


                                       AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                                 Amendment No. 6


                                ICM SERIES TRUST
                               Two Portland Square
                              Portland, Maine 04101
                                 (207) 879-1900

                             Cheryl O. Tumlin, Esq.
                       Forum Administrative Services, LLC
                               Two Portland Square
                              Portland, Maine 04101

                                   Copies to:

                             Joseph R. Fleming, Esq.
                                   DECHERT LLP
                          200 Clarendon Street, 27th Floor
                           Boston, Massachusetts 02116

--------------------------------------------------------------------------------
It is proposed that this filing become effective:

[X]   immediately  upon  filing  pursuant  to  Rule  485,  paragraph  (b)
[ ]   on  ________________  pursuant  to Rule 485,  paragraph  (b)
[ ]   60 days  after  filing  pursuant  to Rule 485,  paragraph  (a)(1)
[ ]   on  ________________ pursuant to Rule 485, paragraph (a)(1)
[ ]   75 days after filing pursuant to Rule 485,  paragraph (a)(2)
[ ]   on  ________________  pursuant to Rule 485, paragraph (a)(2)
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: ICM/Isabelle Small Cap Value Fund (Investment and Institutional Classes).

[LOGO] ICM FUNDS


ICM SERIES TRUST

ICM/ISABELLE SMALL CAP VALUE FUND

                   Investment Shares
                      Symbol: IZZYX

                   Institutional Shares
                      Symbol: IZZIX

                   ------------------------------------------------------------
                   P R O S P E C T U S


                   MAY 1, 2003





                   ------------------------------------------------------------
                   The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS
-----------------------------------------------------------------------


Information About the Fund                                       1
         Investment Objective and Philosophy                     1
         Principal Investment Strategies                         1
         Principal Risks                                         3
         Past Performance                                        4
         Fees and Expenses                                       5
         Understanding Expenses                                  6
The Fund's Management                                            7
         Portfolio Management                                    7
         Portfolio Turnover                                      7
Information About Your Account                                   8
         Purchasing Shares                                       8
         Account Requirements                                   10
         Determining Share Price                                10
         Canceled or Failed Payments                            10
         Selling Shares                                         11
Distributions and Taxes                                         13
         Distributions                                          13
         Tax Considerations                                     13
         Tax Consequences                                       13
Financial Highlights                                            15


     WHY YOU SHOULD READ THIS PROSPECTUS
     ------------------------------------------------------------
     Reading the prospectus will help you to decide whether the ICM/Isabelle Small Cap Value Fund is the right investment for you. It allows you to compare the fund's objective, principal investment strategies, principal risks and performance with other mutual funds. The fund invests in the common stock of small companies that are believed to have the potential for substantial appreciation over time. It is designed for long-term investors who are able to tolerate the volatility that exists with investing in small company stocks. Please keep it for future reference.

INFORMATION ABOUT THE FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PHILOSOPHY

       The fund seeks capital appreciation by investing its assets primarily in relatively undervalued common stocks of domestic small companies.

PRINCIPAL INVESTMENT STRATEGIES


       Ironwood Capital Management, LLC (ICM), the fund's investment adviser, seeks to combine the risk-averse nature of value investing with the superior long-term capital appreciation potential of small company stocks. Under normal circumstances, the fund invests at least 80% of its assets incompanies that have market capitalizations of less than $1 billion at the time of the initial purchase.1 Market capitalization is the stock price multiplied by the total number of shares outstanding. The fund may make subsequent investments in such companies as long as the company's market capitalization is less than $1.5 billion at the time of such investment.


       It is ICM's intention to be fully invested in small cap securities at all times. To maintain the fund's investment objective it will close to new investors when assets reach $500 million.

[CALLOUT:
BOTTOM-UP APPROACH TO INVESTING refers to the analysis of individual company information before considering the impact of industry and economic trends. ]

       Using a bottom-up approach with fundamental analysis, ICM analyzes a company's recent valuation, price/earnings ratio and tangible assets, such as cash, real estate and equipment, to determine whether it presents the best value in terms of current price, cash flow, and current and forecasted earnings.

[CALLOUT:
FUNDAMENTAL ANALYSIS is the analysis of company financial statements to forecast future price movements using past records of assets, earnings, sales, products, management and markets.]

       ICM believes that this approach helps to identify companies whose market value is substantially below true economic value. These companies are often neglected, overlooked or out-of-favor in the market. As a result, their current stock prices may not reflect the companies' long-term economic value. Frequently, these companies exhibit one or more of the following traits. A company may be:

          o    in transition, or in the process of being turned-around

          o emerging - the company has a new product or innovation to offer the marketplace


--------------------------------------------------------------------------------

1 The Fund will provide shareholders with at least 60 days prior written notice of any change in its 80% investment policy. In addition, although major changes tend to be infrequent, the fund's Board of Trustees could change the fund's investment objective without seeking shareholder approval.


----------------------------------------------------------------------------1

          o positioned to benefit from internal changes, such as a shift in management, or external catalysts, such as a cyclical turn around of a depressed business or industry.

          In selecting these securities, an in-depth research and analysis of each company is conducted. ICM looks at:

          o    potential cash flow

          o    quality and commitment of management

          o    overall financial strength

          o    existing assets.

          ICM often conducts in-person visits or discussions with management as well.

[CALLOUT:
VALUE INVESTING is an approach to investing that seeks to identify, through in-depth research and analysis, companies that are undervalued in the market place - companies whose market value is less than their economic value. Such companies are often out of favor or not closely followed by investors, but offer the potential for substantial appreciation over time.]


       Although it is unlikely, the fund may also invest its assets in other securities or engage in different investment practices, including derivatives. These securities and practices are not part of the fund's principal investment strategies, but may be used from time to time to supplement or enhance the fund's principal investment strategies in an effort to achieve the fund's investment objectives (and may not be used at all). They include convertible and debt securities, foreign securities, rights and warrants, illiquid and restricted securities, below investment-grade debt securities, commonly referred to as
       "junk-bonds," repurchase agreements, when-issued and delayed-delivery securities, hedging transactions, short sales against the box, lending portfolio securities and borrowing money. Investments in these securities and engaging in any of these investment practices offer certain opportunities and carry various risks. Please refer to the statement of additional information for more information on these securities and investment practices.


       ICM may sell a security when it achieves the clearly defined target price. A security may also be sold if any of the following occur:

          o    a disruptive change in management

          o    the company is unable to operate under its financial burdens

          o    the company's growth cycle fails to materialize

          o    a company's product or technology cannot be commercialized

          o    the investment time horizon of 2-to-3 years is exceeded.

   2----------------------------------------------------------------------------

PRINCIPAL RISKS

          There are two basic risks prevalent in all mutual funds investing in common stock: "management" and "market" risks.

          o MANAGEMENT RISK means that your investment in the fund varies with the success and failure of ICM's value-oriented investment strategies and ICM's research, analysis and determination of portfolio securities. If ICM's investment strategies do not produce the expected results, your investment could be diminished or even lost.


          o MARKET RISK means that the price of common stock may move down in response to general market and economic conditions, investor perception and anticipated events, weakness in a particular industry, as well as the activities of the individual company. Additionally, because the fund invests in common stocks, its share price will change daily in response to stock market movements.


    SMALL CAP STOCKS

       Because the fund invests in small companies the fund's share price may be more volatile than the share price of funds investing in larger companies. Small companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their stocks. If small companies fall out-of-favor with the market and investors, the price of your shares may fall, causing the value of your investment in the fund to fall.

    VALUE INVESTING

       Value stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, these stocks can continue to be inexpensive for long periods of time and may not realize their full economic value.

    DEFENSIVE INVESTING

       For temporary defensive purposes, the fund may hold cash or invest its net assets in short-term securities including U.S. Treasury securities, high quality commercial paper and repurchase agreements. Although the fund may do this to reduce losses, these measures may adversely affect the fund's efforts to achieve its objective.

       THE FUND CANNOT ELIMINATE RISK OR ASSURE ACHIEVEMENT OF ITS OBJECTIVE. IF THE RISKS ABOVE ARE REALIZED YOU MAY LOSE MONEY ON YOUR INVESTMENT IN THE FUND.

----------------------------------------------------------------------------3

PAST PERFORMANCE


       Annual return includes the reinvestment of dividends and distributions and reflects fund expenses. The following bar chart and performance tables provide some indication of the risks and volatility of an investment in the fund by showing how returns can differ from year to year and by comparing the fund's performance with that of a comparable market index. As with all mutual funds, past performance (before and after taxes) does not guarantee future results.


[EDGAR REPRESENTATION OF BAR CHART:
1999-   49.49%
2000-    7.73%
2001-    8.74%
2002-  -17.43%]


       During the periods shown in the above chart, the highest return for a quarter was 25.41% (quarter ended 6/30/99) and the lowest return for a quarter was -29.11% (quarter ended 9/30/01).

    AVERAGE ANNUAL TOTAL RETURN

       The fund's average annual total return is compared with the Russell 2000 Index, an unmanaged index consisting of broad-based common stocks. The Russell 2000 Index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities. While the fund does not seek to match the returns of the Russell 2000 Index, this index is a good indicator of market performance and risk for small company stocks. You may not invest in the Russell 2000 Index and, unlike the fund, it does not incur fees or charges.


       The table on the  following  page  compares the fund's  average  annual
       total   return,   average   annual  total   return   (after  taxes  on
       distributions), and average annual total return (after taxes on distributions and sale of fund shares), for Investment Class shares, as of December 31, 2002 to the Russell 2000 Index.



   4----------------------------------------------------------------------------

INVESTMENT CLASS*                             1 YEAR        LIFE OF FUND
------------------------------------------ ---------------- -----------------

Return Before Taxes                           -17.43%          -0.02%
Return After Taxes on Distributions           -17.43%          -0.14%
Return After Taxes on Distributions           -10.70%          -0.03%
    and Sale of Funds Shares
------------------------------------------ ---------------- -----------------
Index-  Russell  2000 Index  (reflects no     -20.48%         -2.50%
deduction for expenses or taxes)
------------------------------------------ ---------------- -----------------

  * Investment Class shares commenced operations on March 9, 1998. The Class's total returns reflect performance based on net operating expenses. During any period in which fees were waived or expenses reimbursed, total returns would have been lower if expenses had not been reduced.

          The following table compares the fund's average annual total return, for Institutional Class shares, as of December 31, 2002 to the Russell 2000 Index.

INSTITUTIONAL CLASS*                            1 YEAR        LIFE OF FUND
------------------------------------------ ---------------- -----------------
Return Before Taxes                           -17.24%             0.26%
------------------------------------------ ---------------- -----------------
Index-  Russell  2000 Index                   -20.48%            -3.24%
------------------------------------------ ---------------- -----------------

   * Institutional Class shares commenced operations on March 27, 1998. The Class's total return reflects performance based on net operating expenses. During any period in which fees were waived or expenses reimbursed, total returns would have been lower if expenses had not been reduced.

          After-tax   returns  are  calculated  using  the  historical   highest
          individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown for only one class and after-tax returns for the other class may vary. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

          During periods of fund losses, the post-liquidation after-tax return may exceed the fund's other returns because the loss generates a tax benefit that is factored into the result.


FEES AND EXPENSES

    SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

          The fund is a no-load fund, so you pay no sales charges (loads) to purchase or redeem shares.

    ANNUAL FUND OPERATING EXPENSES

    (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

          The costs of operating the fund are deducted from fund assets, which means you pay them indirectly. These costs are deducted before computing the daily share price or making distributions. As a result, they don't

----------------------------------------------------------------------------5
          appear on your account statement, but instead reduce the total return you receive from your fund investment.

          This table describes the fees and expenses that you pay if you buy and hold fund shares.

-------------------------------------------------------------------------------
                                 INVESTMENT SHARES      INSTITUTIONAL SHARES
-------------------------------------------------------------------------------
Management Fee                         1.00%                   1.00%
-------------------------------------------------------------------------------
Distribution (12b-1) Fees              0.25%                    None
-------------------------------------------------------------------------------
Other Expenses                         0.49%                   0.49%
-------------------------------------------------------------------------------
Shareholder Service Fees               0.06%                    None

-------------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES*                    1.80%                   1.49%


* Under a written agreement between the fund and its transfer agent, the transfer agent agreed to waive the base fee component of its compensation for the fiscal year ending December 31, 2002. In addition, the fund's service providers may voluntarily waive or reimburse certain of the fees, as they may determine, from time to time. Certain fund expenses may also be reduced through directed brokerage arrangements. FOR THE YEAR ENDED DECEMBER 31, 2002, THE NET OPERATING EXPENSES FOR THE INVESTMENT SHARES AND THE INSTITUTIONAL SHARES WERE 1.71% AND 1.44%, RESPECTIVELY.

  In addition, under a written Investment Advisory Agreement ("Agreement") between the investment adviser and the fund, the investment adviser is obligated for as long as the Agreement remains in effect, to limit total fund expenses, including its investment advisory fee, to 1.95% of the average daily net assets annually for Investment Shares and 1.70% of the average daily net assets annually for Institutional Shares, and to waive such fees and expenses to the extent they exceed these amounts.


[CALLOUT:
UNDERSTANDING EXPENSES

Operating expenses are paid directly by the fund. As a result, you pay for them indirectly, as they reduce the fund's return. The higher the fund's expenses are, the lower its return. Fund expenses include management fees, 12b-1 fees (with respect to the Investment Shares), and administrative costs such as shareholder recordkeeping and reports, accounting services and custody fees.]


    EXAMPLE

       This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It uses the same hypothetical conditions that other funds use in their prospectuses:

          o    $10,000 initial investment

          o    5% total return on your investment each year

          o    fund operating expenses remain the same

          o    redemption at the end of each time period

          o    reinvestment of all dividends and distributions.

       You pay the same amount in expenses whether you hold your shares or sell them at the end of each period. Your actual costs may be higher or lower because fund operating expenses change, so use this example for comparison only. Based on these assumptions at the end of each period your costs would be:

EXAMPLE COSTS

                                 1 YEAR      3 YEARS     5 YEARS     10 YEARS

     Investment Shares            $183        $567         $976       $2,118
     Institutional Shares         $152        $471         $814       $1,780


   6----------------------------------------------------------------------------

THE FUND'S MANAGEMENT
-------------------------------------------------------------------------------

       Ironwood Capital Management, LLC, the fund's manager , is located at 21 Custom House Street, Suite 240, Boston, MA 02110 and was formed in August 1997. ICM has provided investment advisory and management services to clients since 1998. ICM currently manages assets for the fund, institutional clients, such as pension funds, endowments, foundations and public retirement plans, as well as for high net worth individual investors.

       ICM supervises the fund's investment activities and determines which securities are purchased or sold by the fund. ICM is responsible for all expenses in managing the fund. ICM receives an annual fee of 1.00% of the fund's average daily net assets. This fee is computed daily and paid monthly.


       The fund and ICM have each adopted a code of ethics under Rule 17j-1 of the 1940 Act that sets forth officers, directors and advisory personnel's fiduciary responsibilities regarding the fund, establishes procedures for personal investing, and restricts certain transactions. Persons subject to either the fund's or ICM's code of ethics, including ICM investment personnel, may invest in securities for their own investment accounts, including securities that may be purchased or held by the fund.


[CALLOUT:
PORTFOLIO MANAGEMENT


Warren Isabelle, Chief Investment Officer of ICM since its inception, is the fund's portfolio manager. Until January 1997, Mr. Isabelle was Senior Vice President and head of Domestic Equity Management for Pioneer Mutual Funds, and the portfolio manager of Pioneer Capital Growth Fund (from July 1990 through January 1997) and Pioneer Small Company Fund (from November 1995 through January
1997). From February 1997 through May 1997, Mr. Isabelle was Senior Vice President and Chief Investment Officer of Equities at Keystone Investment Management Company.]


PORTFOLIO TURNOVER


       Although the fund does not intend to engage in trading for short-term profits it may sell a portfolio security regardless of how long the security has been held. Significant portfolio turnover could increase expenses the fund incurs for securities trading, as well as increase the likelihood that the fund will have more short-term capital gain from investment income, which is not taxed at a preferred rate. Increased expenses and taxes could adversely affect the fund's overall performance, as they reduce the fund's return. See "Fees and Expenses."


----------------------------------------------------------------------------7

INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

       This fund is a no-load fund, which means that you may purchase or redeem shares directly at their net asset value without paying a sales charge. However, you may be charged a fee or have higher investment minimums if you buy or sell shares through a securities dealer, bank or financial institution.


PURCHASING SHARES

    OPENING AN ACCOUNT

       You may purchase fund shares by check, ACH or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The check must be made payable on its face to "ICM Series Trust." Third party checks will not be accepted. The fund does not accept purchases made by cash or cash equivalents (for instance, you may not pay by money order, cashier's check, bank draft or traveler's check). The fund reserves the right to wait until it receives acknowledgment to its satisfaction that a check has cleared and payment has been posted before issuing fund shares. A $20 charge will be imposed on any returned checks.

    SHARE CLASSES


       The  fund  offers  two  classes  of  shares:    Investment  Shares  and
       Institutional  Shares.   Institutional  Shares are offered to investors
       that make a $500,000 minimum investment.


                               TO OPEN         MINIMUM           MINIMUM
SHARE CLASS                  AN ACCOUNT        ADDITION          BALANCE

Investment Shares              $1,000            $100            $1,000
  IRAs                         $1,000            $100            $1,000
  AIP                          $1,000            $100            $1,200
Institutional Shares           $500,000          $50,000         $250,000

        The fund may waive account minimums for if it is economically feasible and in the best interests of the fund's shareholders. The fund has the right to reject any purchase order, or limit or suspend the offering of its shares.

    LIMITATIONS ON PURCHASES

       The fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the fund or its operations. This includes those from any individual or group who, in the fund's view, is likely to engage in excessive trading.

   8----------------------------------------------------------------------------

            OPENING AN ACCOUNT                ADDING TO AN ACCOUNT
--------------------------------------------------------------------------------
BY MAIL:    o  Complete the application      o  Make check payable
            o  Make check payable               to "ICM Series Trust."  Be
               to "ICM Series trust."           sure to include your account
            o  Mail application and             number on the check.
                 check to:                   o  Fill out investment slip and
                 ICM Series Trust               indicate the class of shares
                 Two Portland Square            you wish to purchase.
                 Portland, ME 04101          o  Mail check with investment
                                                slip to the address on the left.
--------------------------------------------------------------------------------
BY WIRE:    Mail your application to the     Wire funds to:
            above address, then call            Deutsche Bank
            1-800-472-6114 to obtain an           Trust Company Americas
            account number.  Include your       New York, NY
            Taxpayer Identification Number.     ABA: 021001033
            Wire funds using the                For credit to:
            instructions at the right.          Forum Shareholder Services, LLC
                                                A/C: 01-465-547
                                                Re: ICM/Isabelle Small Cap Value
                                                Fund
                                                Your name and account number
--------------------------------------------------------------------------------
BY          Mail your application with an    Shares are purchased once and/or
AUTOMATIC   authorized  form to the address  twice a month, on the 1st, 15th, or
INVESTMENT  above, along with a check for    both days.
PLAN (AIP)  your initial investment payable
            to "ICM Series Trust." Call
            1-800-472-6114 to obtain a form.

--------------------------------------------------------------------------------

BY          Mail your application to the     Call 1-800-472-6114 to initiate
ELECTRONIC  above address,  then call        your ACH request and provide
FUNDS       1-800-472-6114 to obtain an      banking instructions for the
TRANSFER    account number. Include your     electronic debit from your selected
(ACH)       Taxpayer Identification          financial institution account.
            Number. We will electronically
            debit your purchase proceeds
            from your selected financial
            institution account.


--------------------------------------------------------------------------------
THROUGH A   Contact your financial          Contact your financial professional.
FINANCIAL    professional.
PROFESSIONAL

    DISTRIBUTION ARRANGEMENTS

       The fund has adopted a plan under rule 12b-1 allowing it to compensate the fund's distributor for the sale and distribution of its Investment Shares. The distributor receives up to 0.25% of the average daily net assets of Investment Shares. Because this fee is paid on an ongoing basis, it may cost you more than other types of sales charges.

---------------------------------------------------------------------------9

ACCOUNT REQUIREMENTS

       For further information regarding the fund's requirements for opening, and sending instructions for individual, sole proprietorship, and joint accounts, as well as business entity and trust accounts please call 1-800-472-6114.

DETERMINING SHARE PRICE


       The price at which you buy or sell fund shares is the net asset per share price or NAV. The NAV is calculated for each class at the close of regular trading of the New York Stock Exchange "NYSE" (normally 4:00 p.m. Eastern Time) each day the NYSE is open. It is not calculated on days the NYSE is closed for trading. The price for a purchase or redemption of fund shares is the NAV next calculated after receipt of your request. The NAV for each class can differ because each class may not have the same number of shares outstanding.


[CALLOUT:
CALCULATING NAV

The price for each share class is determined by adding the value of that class's investments, cash and other assets, deducting liabilities, and then dividing that amount by the total number of shares outstanding for that class.]


       When the fund calculates NAV, it values portfolio securities at their last current sales price on the market where each such security is normally traded, unless ICM deems that price not representative of market values. In such instances, the fund's value of a security is likely to be different from the quoted market price of such security. This could happen if, for example, after the close of the market, an event took place that had a major impact on the price of the fund's securities. Securities that cannot be valued at closing prices will be valued by ICM at fair value in accordance with procedures adopted by the trustees. If no sales occurred on a particular day, the security is valued at the mean between the most recently quoted bid and asked price.


CANCELED OR FAILED PAYMENTS

       The fund accepts checks and ACH transfers at full value subject to collection. If the fund does not receive your payments for shares or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the fund or its transfer agent, and the fund may redeem shares you own in the account (or another identically registered account that you maintain with the transfer agent) as reimbursement. The fund and its agents have the right to reject or cancel any purchase due to nonpayment.

   10---------------------------------------------------------------------------

SELLING SHARES

    WHAT YOU NEED TO KNOW WHEN SELLING SHARES

       You may sell your shares on any day the fund is open for business. No redemption request will be processed until your shares have been paid for in full. This means if you purchased your shares by check, the redemption payment will be delayed until the fund has received acknowledgment to its satisfaction that the check has cleared and the funds have been posted. In times of drastic economic or market conditions, you may have difficulty selling shares by telephone.


       Once your request has been "actually received" by the fund in "proper form" the fund will redeem shares at the next determined share price. "Proper form" means that the fund has actually received and processed your account application, all shares are paid for in full and all documentation including any required signature guarantees are included. "Actual receipt" by the fund, when by mail, means physical receipt at the fund's address listed below, or if by telephone, receipt by an authorized fund representative at the telephone number listed below. Generally, the fund pays redemption proceeds by check within seven days after the request is actually received by the fund. Payment is sent to the address of record.


[CALLOUT:
SECURITY CONSIDERATIONS

You may give up some level of security by choosing to buy or sell shares by telephone rather than by mail. The fund uses procedures designed to give reasonable assurance that telephone instructions are genuine, including recording the transactions, testing the identity of the shareholder placing the order and sending prompt written confirmation of transactions to the shareholder of record. If these procedures are followed, the fund and its service providers are not liable for acting upon instructions communicated by telephone that they believe to be genuine. ]

    SELLING YOUR SHARES:


     BY  PHONE:  Be sure  to  fill  out the  appropriate  areas  of the  account application. You may redeem up to $50,000 per day by calling 1-800-472-6114. Shares held by retirement plans may not be redeemed by telephone.


     BY MAIL: Send a letter of instruction including the account number, the dollar value or number of shares and any necessary signature guarantees (see next page) to: ICM Series Trust, Two Portland Square, Portland, ME 04101.

     BY WIRE: Be sure to fill out the appropriate areas of the account application. Proceeds of $1,000 or more may be wired to your pre-designated bank account. There is a $20 charge for each wire redemption.


     BY SYSTEMATIC WITHDRAWAL PLAN: For further information on a systematic withdrawal plan, please call 1-800-472-6114.


     THROUGH A FINANCIAL PROFESSIONAL: Contact your financial professional.

---------------------------------------------------------------------------11

    SIGNATURE GUARANTEES

       A signature guarantee must be provided if:

          o    you are redeeming shares worth more than $100,000

          o you want the proceeds sent to someone other than the owner of the account

          o you want the proceeds to be mailed to an address other than the address of record

          o    the account registration has changed within the last 30 days

          o you want the proceeds wired to a bank not designated on your application

       Signature guarantees are accepted from most domestic banks and securities dealers. A notary public cannot provide a signature guarantee.

    INVOLUNTARY REDEMPTION

       If your account falls below the stated investment minimums, the fund may redeem your shares. Your account will not be redeemed if the balance falls below the minimum due to investment losses. You will receive notice 45 days prior to an involuntary redemption. If your account is redeemed the proceeds will be sent to the address of record.

    IN-KIND REDEMPTIONS

       Although the fund expects to make redemptions in cash, it reserves the right to make the redemption a distribution in-kind. This is done to protect the interests of the fund's remaining shareholders. An in-kind payment means you receive portfolio securities rather than cash. If this occurs, you will incur transaction costs when you sell the securities.

    LOST ACCOUNTS

       The transfer agent will consider your account "lost" if correspondence to your address of record is returned as undeliverable, unless the transfer agent determines your new address. When an account is "lost," all distributions on the account will be reinvested in additional fund shares. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the transfer agent will be reinvested and the checks will be canceled.

   12---------------------------------------------------------------------------

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

    DISTRIBUTIONS

       The fund makes distributions to shareholders at least annually from two sources: net long-term capital gain and income dividends, if any. Dividends from income and/or capital gains may also be paid at such other times as may be necessary for the fund to avoid federal income or excise taxes. Most of the fund's distributions are expected to be from net long-term capital gains.

       Unless you tell us that you want to receive your distributions in cash, all distributions will be automatically reinvested in additional full and fractional shares of the fund. Your other options are to receive checks for these payments or have them deposited into your bank account.

[Call Out:
TAX CONSIDERATIONS

Unless your investment is in a tax-deferred account you may want to avoid:

o Investing a large amount in the fund near the end of the calendar year; if the fund makes a capital gains distribution you will receive some of your investment back as a taxable distribution.

o Selling shares at a loss for tax purposes and then making an identical investment within 30 days. The result is a wash sale and you will not be allowed to claim a tax loss.]

    TAX CONSEQUENCES

       Distributions from the fund, whether received in cash or additional shares of the fund, may be subject to federal income tax. Any net investment income and net short-term capital gain distributions you receive from the fund are taxable as ordinary dividend income at your income tax rate. Distributions of net capital gains are generally taxable as long-term capital gains. This is generally true no matter how long you have owned your shares and whether you reinvest your distributions or take them in cash. A portion of the Fund's income dividends may qualify for the dividends-received deduction for corporate shareholders. Distributions declared in the last quarter of a year are taxed in that year, even if not distributed until the following January. You may also have to pay taxes when you exchange or sell shares if your shares have increased in value since you bought them. Gain or loss from the sale or exchange of shares generally is taxable to you as a capital gain or loss; whether long-term or short-term depends on how long you owned the shares.

---------------------------------------- --------------------------------------
TRANSACTION                              TAX STATUS
---------------------------------------- --------------------------------------
Income dividends                         Ordinary income
---------------------------------------- --------------------------------------
Short-term capital gain distributions    Ordinary income
---------------------------------------- --------------------------------------
Long-term capital gain distributions     Long-term capital gain
---------------------------------------- --------------------------------------


---------------------------------------------------------------------------13

[CALLOUT:
TAX-DEFERRAL

Generally, if your investment is in a traditional IRA or other tax-deferred account, your dividends and distributions will not be taxed at the time they are paid, but instead at the time you withdraw them from your account.]

       If the fund's (1) income distributions exceed its net investment income and net short-term capital gains or (2) capital gain distributions exceed its net capital gains in any one year, all or a portion of those distributions may be treated as a return of capital to you. Although a return of capital generally is not taxed, it will reduce the cost basis of your shares and, to the extent that it exceeds your cost basis, is treated as a gain from the sale or exchange of your shares.

       The fund may be subject to foreign withholding taxes or other foreign taxes on some of its foreign investments. This will reduce the yield or total return on those investments. In addition, we must withhold 30% of your distributions and proceeds if (1) you are subject to backup withholding or (2) you have not provided us with complete and correct taxpayer information such as your Social Security Number (SSN) or Tax Identification Number (TIN).

       Your investment in the fund could have additional tax consequences. Please consult your tax advisor on state, local or other applicable tax laws.

   14---------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


The financial highlights are intended to help you understand the fund's financial performance since it commenced operations through its fiscal year ended December 31, 2002. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). The information for the fiscal year ended December 31, 2002 has been derived from the fund's financial statements, which were audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the December 31, 2002 annual report, which is available upon request. For the other periods, the information has been derived from the fund's financial highlights, which were audited by the fund's previous auditors.



---------------------------------------------------------------------------15


FINANCIAL HIGHLIGHTS (CONTINUED)
-------------------------------------- ----------------------------------------------------
                                                         INVESTMENT CLASS
                                               FOR THE YEAR ENDED DECEMBER 31
-------------------------------------- ----------------------------------------------------
                                         2002       2001       2000        1999      1998**
-------------------------------------- ---------- ---------- ---------- --------- ---------
NET ASSET VALUE, beginning of period    $11.82    $ 10.87     $10.33      $6.91     $10.00

 Increase (decrease) from
   investment operations:

 Net investment loss                     (0.14)     (0.08)     (0.05)     (0.12)*    (0.04)

 Net gains (losses) on investments
   (both realized and unrealized)        (1.92)      1.03       0.84       3.54      (3.05)
-------------------------------------- ---------- ---------- ---------- --------- ---------
 Net increase (decrease)
   from investment operations            (2.06)      0.95       0.79       3.42      (3.09)
-------------------------------------- ---------- ---------- ---------- --------- ---------
 Less distributions from net
   realized gains                           -          -       (0.25)         -          -
-------------------------------------- ---------- ---------- ---------- --------- ---------
NET ASSET VALUE, end of period          $ 9.76     $11.82    $ 10.87    $ 10.33     $ 6.91
-------------------------------------- ---------- ---------- ---------- --------- ---------
-------------------------------------- ---------- ---------- ---------- --------- ---------
TOTAL RETURN ***                        (17.43%)     8.74%      7.73%     49.49%    (30.90%)1

RATIO/SUPPLEMENTAL DATA

 Net assets, end of period (in 000s)   $ 64,552   $ 85,386   $ 75,327   $ 9,993    $ 1,660

 Ratio of expenses to average net
   assets:

   Before waivers and/or
    reimbursements                       1.80%       1.74%      1.82%      4.79%      8.81%2

   After  waivers and/or                 1.71%       1.74%      1.81%      1.95%      1.95%2
    reimbursements

 Ratio of net investment (loss)
    to average net assets:

    Before waivers and/or
    reimbursements                      (1.17%)     (0.61%)    (0.44%)    (4.23%)    (7.99%)2

    After  waivers and/or
    reimbursements                      (1.08%)     (0.61%)    (0.43%)    (1.39%)    (1.13%)2

 Portfolio turnover rate                50.41%      43.16%     53.91%     84.30%     21.43%
-------------------------------------- ----------------------------------------------------

   * Based on average  shares  outstanding.

  ** Commencement  of operations was March 9, 1998.


 *** Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at the end of the period. Total return reflects performance based on net operating expenses. During any period in which fees were waived or expenses reimbursed, total return would have been lower if expenses had not been reduced.

   1 Not annualized.

   2 Annualized.


   16---------------------------------------------------------------------------






FINANCIAL HIGHLIGHTS (CONTINUED)
-------------------------------------- ----------------------------------------------------
INSTITUTIONAL CLASS                              FOR THE YEAR ENDED DECEMBER 31
-------------------------------------- ---------- ---------- ---------- --------- ---------
                                         2002       2001       2000       1999     1998**
-------------------------------------- ---------- ---------- ---------- --------- ---------
NET ASSET VALUE, BEGINNING OF PERIOD   $ 11.95     $ 10.92   $ 10.36    $  6.92    $ 10.00

 Increase (decrease) from
   investment operations:

 Net investment loss                     (0.11)      (0.05)    (0.02)     (0.10)*    (0.04)

 Net gains (losses) on investments       (1.95)       1.08      0.83       3.54      (3.04)
   (both realized and unrealized)
-------------------------------------- ---------- ---------- ---------- --------- ---------
 Net increase (decrease)                 (2.06)       1.03      0.81       3.44      (3.08)
    from investment operations
-------------------------------------- ---------- ---------- ---------- --------- ---------
  Less distributions from net
    realized gains                           -           -     (0.25)         -         -
-------------------------------------- ---------- ---------- ---------- --------- ---------
NET ASSET VALUE, end of period          $ 9.89     $ 11.95   $ 10.92    $ 10.36    $  6.92
-------------------------------------- ---------- ---------- ---------- --------- ---------
-------------------------------------- ---------- ---------- ---------- --------- ---------
TOTAL RETURN ***                        (17.24%)      9.43%     7.90%     49.71%    (30.80%)1

RATIO/SUPPLEMENTAL DATA

 Net assets, end of period (in 000s)   $ 20,920   $ 29,502   $ 26,225   $ 7,448   $ 3,734

 Ratio of expenses to average net assets:

  Before waivers and/or                   1.49%       1.49%     1.57%      4.54%      8.56%2
    reimbursements

  After  waivers and/or                   1.44%       1.49%     1.56%      1.70%      1.70%2
    reimbursements

Ratio  of net investment (loss)
  to average net assets:

  Before waivers and/or                  (0.86%)     (0.36%)   (0.18%)    (4.14%)    (7.74%)2
  reimbursements

    After  waivers and/or                (0.82%)     (0.36%)   (0.17%)    (1.30%)    (0.88%)2
  reimbursements

 Portfolio turnover rate                 50.41%      43.16%    53.91%     84.30%     21.43%
-------------------------------------- ---------- ---------- ---------- --------- ---------

   * Based on average  shares  outstanding.

  ** Commencement  of operations was  March 27, 1998.

 *** Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at the end of the period. Total return reflects performance based on net operating expenses. During any period in which fees were waived or expenses reimbursed, total return would have been lower if expenses had not been reduced.

   1 Not annualized.

   2 Annualized.


---------------------------------------------------------------------------17


                                                                         [LOGO] ICM FUNDS

FOR MORE INFORMATION
------------------------------------------------------------------------------------------------

    Additional information about the fund's investments is available in the fund's semi- annual and annual reports to shareholders. The fund's annual report contains a discussion of the market conditions and investment strategies that affected the fund's performance over the past year.

    You may want to read the statement of additional information
    (SAI) for more information on the fund and the securities it invests in. The SAI is incorporated into this prospectus by reference, which means that it is legally considered to be part of this prospectus.

    To request free copies of the semi-annual and annual reports and the SAI, and to request other information or get answers to your questions about the fund, write or call:

BY TELEPHONE: (800) 472-6114

BY MAIL:  ICM SERIES TRUST
          TWO PORTLAND SQUARE
          PORTLAND, MAINE 04101

VIA THE INTERNET:View online or download text-only documents:

    ICM Series Trust:
     WWW.ICMFUNDS.COM

    Securities and Exchange Commission:
     WWW.SEC.GOV*



------------------------------------------------------------------------------------------------
* You can also obtain copies by visiting the SEC's Public
  Reference Room in Washington, DC, calling (202) 942-8090,              INVESTMENT COMPANY ACT
  or by sending your request and the appropriate fee to the              FILE NUMBER: 811-08507
  SEC's Public Reference Section, Washington DC 20549-0102,
  or via e-mail to: PUBLICINFO@SEC.GOV.


                                ICM SERIES TRUST
                        ICM/ISABELLE SMALL CAP VALUE FUND
                        21 Custom House Street, Suite 240
                           Boston, Massachusetts 02110
                                www.icmfunds.com

                                Investment Shares
                              Institutional Shares

                       STATEMENT OF ADDITIONAL INFORMATION


                                   May 1, 2003


ICM Series Trust (the "Trust") is an open-end management investment company. Currently, the Trust offers one investment portfolio, ICM/Isabelle Small Cap Value Fund (the "Fund"). The Fund currently offers two classes of shares, Investment Shares and Institutional Shares (collectively, the "Shares").


This Statement of Additional Information ("SAI") is not a prospectus, but should be read in conjunction with the prospectus for the Fund dated May 1, 2003 (the "Prospectus"). A copy of the Prospectus can be obtained, free of charge, by calling 1-800-472-6114 or by written request to the Trust at Two Portland Square, Portland, Maine 04101, or can be viewed at www.icmfunds.com.

Financial Statements for the Fund for the year ended December 31, 2002 included in the Annual Report to shareholders are incorporated into this SAI by reference. A copy of the Annual Report may be obtained, free of charge, upon request by calling 1-800-472-6114 or by written request to the Trust at Two Portland Square, Portland, Maine 04101 or can be viewed at www.icmfunds.com.


                                TABLE OF CONTENTS
                                                                       Page


The Fund................................................................  2
Investment Policies and Practices.......................................  2
Investment Restrictions.................................................  5
Management of the Fund..................................................  6
Principal Holders of Securities......................................... 12
Investment Adviser...................................................... 13
Administrator........................................................... 15
Fund Accountant......................................................... 15
Transfer Agent.......................................................... 16
Custodian............................................................... 16
Distributor............................................................. 16
Distribution Plan....................................................... 17
Independent Public Accountants.......................................... 18
Legal Counsel........................................................... 18
Purchase of Shares...................................................... 18
Redemption of Shares.................................................... 19
Investment of Portfolio Securities...................................... 20
Taxes................................................................... 21
Description of Shares................................................... 25
Shareholder and Trustee Liability....................................... 26
Determination of Net Asset Value........................................ 26
Investment Results...................................................... 27
Registration Statement.................................................. 31
Experts................................................................. 31


          THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS
                AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
     INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

                                    THE FUND


ICM/Isabelle Small Cap Value Fund (the "Fund"), a diversified open-end management investment company, is currently the only portfolio offered by the ICM Series Trust (the "Trust"), a registered investment company that sells redeemable shares representing an ownership interest in the Trust. The Trust, a Massachusetts business trust, was established under a Declaration of Trust dated November 18, 1997, as amended (the "Declaration of Trust").


                        INVESTMENT POLICIES AND PRACTICES


This SAI supplements the Prospectus. The purpose of this SAI is to set forth additional investment policies not described in the Prospectus, and to provide an expanded description of the Fund's investment strategies, management and other Fund policies, which are already contained in the Prospectus. The Fund normally invests at least 80% of its assets in companies with a market capitalization of $1 billion dollars or less calculated at the time of the Fund's initial investment. The Fund may make subsequent investments in such companies provided that at the time of such investment the company's market capitalization is less than $1.5 billion.

Descriptions in this SAI of a particular investment practice or technique in which the fund may engage (such as hedging, etc.) or a financial instrument which the fund may purchase (such as options, forward foreign currency contracts, etc.) are meant to describe the spectrum of investments that the Adviser, in its discretion, might, but is not required to, use in managing the fund's portfolio assets. The Adviser may, in its discretion, at any time employ such practice, technique or instrument for an account or the fund, but not for all funds or accounts advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques, or instruments may not be principal activities of the fund, but, to the extent employed, could from time to time have a material impact on the fund's performance.

COMMON STOCK

Common stock is issued by companies to raise cash for business purposes and represents a proportionate interest in the issuing companies. Therefore, the fund participates in the success or failure of any company in which it holds stock. The market values of common stock can fluctuate significantly, reflecting the business performance of the issuing company, investor perception and general economic or financial market movements. Smaller companies are especially sensitive to these factors and may even become valueless. Despite the risk of price volatility, however, common stocks have historically offered a greater potential for gain on investment, compared to other classes of financial assets such as bonds or cash equivalents, although there can be no assurance that this will be true in the future.


CONVERTIBLE SECURITIES AND DEBT SECURITIES

The Fund may invest up to 5% of its assets in convertible securities. Convertible securities are bonds, notes, debentures, preferred stocks and other securities, which may be converted or exchanged at a stated or determinable exchange ratio into shares of common stock. Convertible securities rank senior to common stock in an issuer's capital structure and are consequently of higher quality and entail less risk than the issuer's common stock. The market value of convertible securities tends to increase when interest rates decline, and conversely, tends to decline when interest rates increase. In addition, the price of convertible securities often reflects changes in the value of the underlying common stock. The Fund will receive interest payments, if the convertible security is a debt security, or a dividend preference, if the convertible security is preferred stock, until the security matures or the Fund chooses to convert or redeem the security. The Fund benefits from convertible securities by earning current income from the security in an amount greater than the Fund would earn by purchasing the underlying stock outright. The Fund may convert the security if the underlying stock appreciates in value. In determining whether to purchase a convertible security, the Fund will consider the same criteria as if it were purchasing the underlying stock. The value of the convertible security may be determined both by the value of its current yield (its "investment value") and the market value of the underlying stock (the "conversion value"). The investment value typically fluctuates inversely with changes in prevailing interest rates and the conversion value fluctuates directly with changes in the price of the underlying stock.

LOWER-RATED SECURITIES

The Fund may invest up to 5% of its assets in convertible and non-convertible debt securities, that are below investment grade or carry no rating. Investment grade securities are rated BBB or higher by Standard & Poor's Rating Service ("S&P"), a division of The McGraw Hill Companies, Inc. or Baa or higher by Moody's Investors Service, Inc. ("Moody's"), two of the top rating services. The Fund will maintain a minimum grade for its lower-rated debt securities of CCC by S&P or Caa by Moody's. If unrated, such debt securities shall be of comparable quality, as determined by the Fund. Lower-rated securities generally offer a higher rate of return than investment grade issues, but also involve greater risks, in that they are sensitive to changes in interest rates and adverse economic changes in the issuing company's industry. Furthermore, there is less of a market in which to dispose of lower-rated debt securities than there is for higher quality securities. These factors may limit the Fund's ability to sell such securities at fair value.

RIGHTS AND WARRANTS

The Fund may invest up to 5% of its total assets in rights or warrants. These securities entitle the Fund to purchase a set amount of shares of a corporation's stock in exchange for a fixed price per share, during a specified period of time. The warrant may become worthless if the right to purchase the shares is not exercised before the warrant expires. Furthermore, the amount the Fund paid for the warrant together with the amount the Fund is entitled to pay for the underlying security may ultimately exceed the actual market value of the underlying security, during circumstances of poor market performance.

LENDING OF PORTFOLIO SECURITIES

The Fund may lend up to 25% of its portfolio securities to creditworthy registered brokers, dealers and other financial institutions, in exchange for cash or equivalent collateral equal to the value of the securities. The Fund benefits from such loans by continuing to receive the income on the loaned securities while also earning interest on the cash collateral. The Fund could lose money if the borrower fails to return the loaned securities and the collateral is insufficient to cover the loss. The Fund will monitor on an ongoing basis the creditworthiness of firms to which the Fund lends its portfolio securities. In addition, the Fund will seek to have the loaned securities returned when the Fund wishes to exercise voting or other rights associated with the securities.

FOREIGN SECURITIES


The Fund may invest in foreign securities that trade on a U.S. exchange but may not invest more than 5% of its total assets in foreign securities which are not so traded. Such investments may be in the form of American Depository Receipts - stock certificates of a foreign company, which are held in trust by a bank or similar financial institution. Foreign securities are associated with significant risks such as fluctuating currency rates, less trading volume and liquidity than U.S. markets, and less stringent accounting and disclosure standards. In addition, foreign investments may be subject to foreign government intervention, or economic or social instability in the foreign issuer's country. These factors may prevent the Fund from obtaining reliable information about the foreign company's financial condition and operations and from selling the company's securities promptly and at a profit.


BORROWING

The Fund may borrow money in amounts up to 5% of the value of its total assets (but may exceed such 5% limit in order to meet redemption requests). The Fund may not purchase securities while its borrowings exceed the 5% limit. The Fund will not borrow money for the purpose of increasing the Fund's net income. In order to maintain assets in a ratio of 300% of the amount of the Fund's borrowings (required by most banks), the Fund may be required to quickly divest some of its securities and apply the proceeds toward reducing the Fund's debt, even though it may be disadvantageous from an investment standpoint to sell securities at the time.

ILLIQUID AND RESTRICTED SECURITIES

The Fund may invest in securities which are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), or are otherwise not readily marketable. Limitations on the resale of such securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly and at reasonable prices. The Fund may have to bear the expense of registering such securities for resale and the risk of substantial delays in effecting such registration. The Fund may invest up to 15% of its net assets in illiquid securities, or securities which may not be easily sold due to restrictions on resale, conditions or terms that are attached to the security, or the general lack of an available market. The Fund may lose money due to its inability to promptly divest such securities.

RULE 144A SECURITIES

The Fund may purchase Rule 144A securities, which are otherwise illiquid but are still eligible for purchase and sale without limitation by qualified institutional buyers, as defined in the Securities Act. If the Fund determines such securities to be readily disposable (based upon factors such as the available market and ease of trading) such securities will be excluded from the limit on illiquid securities.

SHORT SALES "AGAINST THE BOX"

"Short sales" are sales of securities the Fund does not actually own, made with the anticipation that the value of the securities will decrease and the Fund will be able to make a profit by purchasing securities to cover the sale at the lower price. The Fund may make short sales "against the box," in which the Fund actually owns or has the right to acquire securities equal to the securities sold. As collateral for its short sales against the box, the Fund will deposit amounts in escrow equal to the value of securities it has sold short. In order to protect the Fund's investment in its current portfolio of securities, the Fund may fulfill its obligation to deliver securities sold short by using the escrow funds to purchase comparable securities in the marketplace, rather than by delivering securities already in the Fund's portfolio.

HEDGING TRANSACTIONS

The Fund may use certain hedging techniques to manage risks associated with exposure to the effects of possible changes in security prices, or other factors that affect the value of its portfolio. These techniques, such as buying and selling derivative securities (including options, forward foreign currency exchange contracts, futures contracts or options on futures contracts) involve significant risks and may increase the volatility of the Fund. The Fund may use such hedging transactions solely for risk management purposes and not for speculation. No more than 5% of the Fund's net assets will be placed at risk in hedging transactions.

REPURCHASE AGREEMENTS

From time to time, the Fund may invest up to 15% of its assets in repurchase agreements, in which the Fund purchases securities from a financial institution such as a bank, which agrees to repurchase those securities back from the Fund at a fixed price and at a fixed time (not more than one week from the Fund's original purchase). In the meantime, the securities are held as collateral in a separate account and the Fund receives the interest income on that account. The Fund will enter into repurchase transactions only with reputable financial institutions, whose creditworthiness the Fund has investigated. The Fund will also require the financial institution to maintain collateral at all times with a value equal to the amount the Fund paid for the securities. If the bank or other financial institution cannot honor its commitment to repurchase the securities, the Fund could lose money.

REVERSE REPURCHASE AGREEMENTS

The fund may enter into "reverse repurchase agreements," which are repurchase agreements in which the fund, as the seller of the securities, agrees to repurchase such securities at an agreed time and price. The fund will maintain a segregated account in connection with outstanding reverse repurchase agreements. The fund will enter into a reverse repurchase agreement only when the Adviser believes that the interest income to be earned from the investment of the proceeds of the transaction will be greater than the interest expense of the transaction. Such transactions may increase fluctuations in the market value of fund assets and its yield.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES


From time to time the Fund may purchase securities for delivery at a later date, or sell securities for payment at a later date. The value of these securities may fluctuate prior to settlement, and could result in a gain or loss for the Fund. Should any security purchased for delayed delivery decline in value, the Fund may sell the security before settlement to mitigate the loss. The Fund will maintain cash or equivalent collateral in a separate account to cover the value of any securities purchased for later delivery. The Fund will use the daily market value of such securities when calculating the Fund's net assets, rather than the purchase or sale price.

"WHEN," "AS" AND "IF" ISSUED SECURITIES

The Fund may purchase a company's securities even though actual delivery depends on the occurrence of a particular event, such as the company's merger, corporate reorganization or debt restructuring. The Fund will only include such securities in its portfolio when there is a real possibility of delivery. Until delivery, the Fund will maintain cash or equivalent collateral in a separate account to cover the value of the conditional securities. In addition, the Fund will use the daily market value of such securities when calculating the Fund's net assets.

TEMPORARY DEFENSIVE INVESTMENTS


For temporary defensive purposes, the fund may invest without limit in cash or short-term securities including U.S. Treasury securities, high-quality commercial paper and repurchase agreements, when the Adviser has determined that abnormal market, economic or political conditions so warrant. Because these differ from the Fund's investment objective policies the Fund may not achieve its objective during defensive investing periods.


PORTFOLIO TURNOVER


Although the Fund does not intend to engage in trading for short-term profits, it may sell a portfolio security regardless of how long the security has been held. The Fund's annual portfolio turnover rate is generally not expected to exceed 50%, which means that the Fund expects no more than one half of its portfolio securities to be replaced during the year. Please refer to the section of the Prospectus entitled "Financial Highlights" for the Fund's portfolio turnover rate during the most recently completed fiscal year.


                             INVESTMENT RESTRICTIONS

FUNDAMENTAL RESTRICTIONS

In addition to the investment policies contained in the Prospectus, the Fund has adopted the investment restrictions listed below. Approval by a "majority of the outstanding voting securities" of the Fund, as defined in the Investment Company Act of 1940, as amended (the "1940 Act") is required to change these restrictions. Majority approval means approval by the lesser of (i) the holders of more than 50% of all the Fund's outstanding shares; or (ii) the holders of 67% of shares represented at any meeting at which at least 50% of the Fund's outstanding shares are present. The Fund may exceed the percentage limits set forth in these investment restrictions if such excess is due to a fluctuation in the value of the Fund's net assets (except in the case of excess borrowings). The Fund may not:

(1) Invest 25% or more of its total assets in any one industry (securities issued or guaranteed by the United States Government, its agencies or instrumentalities are not considered to represent industries);

(2) With respect to 75% of the Fund's total assets, invest more than 5% of the Fund's total assets (taken at market value at the time of purchase) in securities of any single issuer or own more than 10% of the outstanding voting securities of any one issuer, in each case other than securities issued or guaranteed by the United States Government, its agencies or instrumentalities;

(3) Borrow amounts greater than 5% of its total assets for temporary purposes and greater than 33 1/3% of its total assets for meeting redemption requests (when aggregated with temporary borrowings);

(4) Pledge, mortgage or hypothecate its assets other than to secure borrowings permitted by restriction 3 above (collateral arrangements with respect to margin requirements for options and futures transactions are not deemed to be pledges or hypothecations for this purpose);

(5) Loan its securities to other persons in excess of 25% of the Fund's total assets, provided, that the Fund may invest without limitation in short-term debt obligations (including repurchase agreements) and publicly distributed debt obligations;

(6) Act as an underwriter for other issuers (except as the Fund may be deemed an underwriter when selling its portfolio securities);

(7) Purchase or sell real property or any real estate interests; including interests in real estate limited partnerships, except securities issued by companies (including real estate investment trusts) that invest in real property or real estate interests;


(8) Purchase securities on margin, except such short-term credits as are necessary for clearing any purchase and sale of portfolio securities, but the Fund may deposit margins in connection with transactions in options, futures and options on futures;


(9) Invest in commodities or commodity futures contracts, except for: (i) forward foreign currency contracts; (ii) financial futures contracts; and
     (iii) options on financial futures contracts, securities, foreign currencies and securities indices; and


(10) Issue any senior securities, except as permitted under the 1940 Act and as interpreted or modified by regulatory authority having jurisdiction from time to time.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS


The  following   restrictions   have  also  been  adopted  by  the  Fund.  These
restrictions may be amended by a vote of the Trust's Board of Trustees without the approval of shareholders. The Fund may not:

(1) Sell securities short, except transactions involving selling securities short "against the box";

(2)  Make investments for the purpose of exercising control or management;

(3) Invest or maintain more than 15% of its net assets in securities which cannot be readily resold because of legal or contractual restrictions; or

(4) Invest in other investment companies except as permitted under the 1940 Act and as interpreted or modified by regulatory authority having jurisdiction from time to time.


                             MANAGEMENT OF THE FUND


The Fund is a series of the Trust, an open-end management investment company offering redeemable shares of beneficial interest. The Trust's Board of Trustees provides broad supervision over the affairs of the Fund and the Trust, with respect to the Trust and the Fund's management under applicable laws of the Commonwealth of Massachusetts. The officers of the Trust are responsible for the Fund's operations. The names of the Trustees and officers of the Trust, their position with the Trust and length of time served, address, date of birth and principal occupations during the past five years are set forth below. For each Trustee, information concerning the number of portfolios overseen by the Trustee and other directorships/trusteeships held by the Trustee has also been included. Trustees considered "interested persons" within the meaning of the 1940 Act ("Interested Trustees") are listed separately from those Trustees not considered "interested persons" within the meaning of the 1940 Act ("Disinterested Trustees").

................................ .................... ............ ............................. ............... ...................
                                                                                                NUMBER OF
                                                                                                PORTFOLIOS IN   OTHER
                                                     LENGTH OF                                  FUND COMPLEX    DIRECTORSHIPS/
NAME, ADDRESS                   POSITION(S)          TIME        PRINCIPAL OCCUPATION(S)        OVERSEEN BY     TRUSTEESHIPS HELD
AND DATE OF BIRTH               WITH THE FUND        SERVED1     DURING THE PAST FIVE YEARS     DIRECTOR        BY DIRECTORS
................................ .................... ............ ............................. ............... ...................
ISINTERESTED TRUSTEES
................................ .................... ........... .............................. ............... ...................
N. STEPHEN OBER                 Trustee, Audit       March       President, Beyond Genomics,    1               None
   Beyond Genomics              Committee,(2)        1998 to     Inc. (a health care
   40 Bear Hill Road            Nominating           Present     information systems
   Waltham, MA 02451            Committee(3) and                 company), 2000 to present;
   Born:  April 1959            Valuation                        President and Chief
                                Committee(4)                     Executive Officer, Synergy (member)
                                                                 Health Care, Inc. (a health
                                                                 care information systems
                                                                 company), from 1995 to 2000
................................ .................... ........... .............................. ............... ...................
DONALD A. NELSON, CPA           Trustee, Audit       March       Assistant Professor,           1               None
    Merrimack College           Committee,(2)        1998 to     Department of Accounting and
    Andover, MA 01810           Nominating           Present     Finance, Merrimack College,
    Born: February 1946         Committee(3) and                 1975 to present; Certified
                                Valuation                        Public Accountant, 1972 to
                                Committee(4)                     present
                                (member)
................................ .................... ........... .............................. ............... ...................
JOHN A. FIFFY                   Trustee, Audit       March       Acquisition Consultant,        1               None
   Hewlett-Packard Company      Committee,(2)        1998 to     Digital Equipment
   200 Forest Street            Nominating           Present     Corporation (n/k/a Compaq
   Marlboro, MA 01752           Committee(3)                     Computer Corporation, a
   Born: December 1950          and Valuation                    computer hardware company),
                                Committee(4)                     1993 to present (member)


                                       7





................................ .................... ............ ............................. ............... ...................
                                                                                                NUMBER OF
                                                                                                PORTFOLIOS IN   OTHER
                                                     LENGTH OF                                  FUND COMPLEX    DIRECTORSHIPS/
NAME, ADDRESS                   POSITION(S)          TIME        PRINCIPAL OCCUPATION(S)        OVERSEEN BY     TRUSTEESHIPS HELD
AND DATE OF BIRTH               WITH THE FUND        SERVED1     DURING THE PAST FIVE YEARS     DIRECTOR        BY DIRECTORS
................................ .................... ............ ............................. ............... ...................
INTERESTED TRUSTEES
................................ .................... ........... .............................. ............... ...................
WARREN J. ISABELLE, CFA(5)      Trustee, President   March       Managing Member and  Chief     1               None
   Ironwood Capital             and Chairman of      1998 to     Investment Officer, Ironwood
   Management, LLC              the Board of         Present     Capital Management, LLC,
   21 Custom House Street       Trustees,                        August 1997 to present;
   Suite 240                    Valuation                        Senior Vice President and
   Boston, MA 02110             Committee(4)                     Chief Investment Officer of
   Born:  January 1952          (member)                         Equities, Keystone
                                                                 Investment Management
                                                                 Company, February 1997
                                                                 through May 1997
................................ .................... ........... .............................. ............... ...................
RICHARD L. DROSTER(6)           Trustee and          March       Executive Vice-President,      1               None
   Ironwood Capital             Executive            1998 to     Ironwood Capital Management,
   Management, LLC              Vice-President,      Present     LLC, August 1997 to present
   21 Custom House Street       Valuation
   Suite 240                    Committee(4)
   Boston, MA 02110             (member)
   Born: August 1961
................................ .................... ........... .............................. ............... ...................


                                       8





................................ .................... ............ ............................. ............... ...................
                                                                                                NUMBER OF
                                                                                                PORTFOLIOS IN   OTHER
                                                     LENGTH OF                                  FUND COMPLEX    DIRECTORSHIPS/
NAME, ADDRESS                   POSITION(S)          TIME        PRINCIPAL OCCUPATION(S)        OVERSEEN BY     TRUSTEESHIPS HELD
AND DATE OF BIRTH               WITH THE FUND        SERVED1     DURING THE PAST FIVE YEARS     DIRECTOR        BY DIRECTORS
................................ .................... ............ ............................. ............... ...................
OFFICERS
....................................................................................................................................
GARY S. SAKS                    VICE-PRESIDENT,      March       Chief Operating Officer,       N/A             N/A
   Ironwood Capital             SECRETARY,           1998 to     Compliance Officer, Ironwood
    anagement, LLC              TREASURER, CHIEF     Present     Capital Management, LLC,
   21 Custom House Street       FINANCIAL OFFICER                August 1997 to present
   Suite 240                    AND COMPLIANCE
   Boston, MA 02110             OFFICER
   Born:  May 1968
................................ .................... ........... .............................. ............... ...................
STACEY E. HONG                  VICE-PRESIDENT,      August      Director 1998 to present,      N/A             N/A
   Forum Financial Group, LLC   ASSISTANT TREASURER  2002 to     Forum Accounting Services,
   Two Portland Square                               Present     LLC (a mutual fund
   Portland, ME 04101                                            accounting company), with
   Born:  May 1966                                               which he has been associated
                                                                 since 1992.  Officer,
                                                                 various funds managed and
                                                                 distributed by Forum Fund
                                                                 Services, LLC and Forum
                                                                 Administrative Services,
                                                                 LLC, August 2002 to present
................................ .................... ........... .............................. ............... ...................
D. BLAINE RIGGLE, Esq.          VICE-PRESIDENT,      January     Relationship Manager and       N/A             N/A
   Forum Financial Group, LLC   ASSISTANT SECRETARY  2002 to     Counsel, Forum Financial
   Two Portland Square                               Present     Group, LLC (a mutual fund
   Portland, ME 04101                                            administration company),
   Born: November 1966                                           1998 to present; Officer,
                                                                 various funds managed  and
                                                                 distributed by Forum Fund
                                                                 Services, LLC and Forum
                                                                 Administrative Services, LLC,
                                                                 March 1998 to  present
 ............................... .................... ........... .............................. ............... ...................
CHERYL O. TUMLIN, Esq.          Vice-President,      January     Counsel, Forum Financial       N/A             N/A
   Forum Financial Group, LLC   Assistant Secretary  2002 to     Group, LLC (a mutual fund
   Two Portland Square                               Present     administration company),
   Portland, ME 04101                                            November 2001 to present and
   Born: June 1966                                               July 1996 to January 1999;
                                                                 Counsel, I-many, Inc. (a
                                                                 software development
                                                                 company), January 1999 to
                                                                 October 2001; Officer,
                                                                 various funds managed and
                                                                 distributed by Forum Fund
                                                                 Services, LLC and Forum
                                                                 Administrative Services,
                                                                 LLC, December 2001 to present



                                       9





................................ .................... ............ ............................. ............... ...................
                                                                                                NUMBER OF
                                                                                                PORTFOLIOS IN   OTHER
                                                     LENGTH OF                                  FUND COMPLEX    DIRECTORSHIPS/
NAME, ADDRESS                   POSITION(S)          TIME        PRINCIPAL OCCUPATION(S)        OVERSEEN BY     TRUSTEESHIPS HELD
AND DATE OF BIRTH               WITH THE FUND        SERVED1     DURING THE PAST FIVE YEARS     DIRECTOR        BY DIRECTORS
................................ .................... ............ ............................. ............... ...................
OFFICERS CONT.
....................................................................................................................................
DAWN L. TAYLOR                  Assistant            January     Tax Manager, Forum Financial   N/A             N/A
   Forum Financial Group, LLC   Treasurer            2002 to     Group, LLC (a mutual fund
   Two Portland Square                               Present     administration company),
   Portland, ME 04101                                            October 1997 to present;
   Born:  May 1964                                               Officer, various funds
                                                                 managed and distributed by
                                                                 Forum Fund Services, LLC and
                                                                 Forum Administrative
                                                                 Services, LLC, September
                                                                 1998 to present
................................ .................... ........... .............................. ............... ...................
MARC D. KEFFER, Esq.            Assistant            January     Counsel and Senior Manager     N/A             N/A
   Forum Financial Group, LLC   Secretary            2003 to     for Offshore and Hedge
   Two Portland Square                               Present     Funds, Forum Financial
   Portland, ME 04101                                            Group, LLC (a mutual fund
   Born: August 1966                                             administration company),
                                                                 February 1999 to present;
                                                                 Associate, Osborne Law
                                                                 Offices, Washington D.C.,
                                                                 1992 through 1999.

................................ .................... ........... .............................. ............... ...................

(1)  Term of service is indefinite.


(2) Pursuant to a charter adopted by the Board of Trustees, the Audit Committee assists the Board of Trustees in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the Trust. It is responsible for meeting with the Trust's independent certified public accountants to (1) review the arrangements and scope of any audit; (2) discuss matters of concern relating to the Trust's financial statements, including any adjustments to such statements recommended by the accountants, or other results of any audit; (3) consider the accountants' comments with respect to the Trust's financial policies, procedures, and internal accounting controls; and (4) review any form of opinion the accountants propose to render to the Trust. The Audit Committee met three times during the fiscal year ended December 31, 2002.

(3) Pursuant to a charter adopted by the Board of Trustees, the Trust's Nominating Committee, which meets when necessary, is charged with the duty of nominating all Disinterested Trustees and committee members, and presenting those nominations to the Board of Trustees. The Nominating Committee Charter does not provide for the recommendation of nominees by security holders of the Trust. During the fiscal year ended December 31, 2002, the Nominating Committee did not meet.

(4) Pursuant to a charter adopted by the Board of Trustees, the Valuation Committee reviews and provides advice regarding the Trust's policies and procedures for determining net asset value per share of the Trust's series. The Valuation Committee also produces fair value determinations for securities maintained in the portfolios of the Trust consistent with valuation procedures approved by the Board of Trustees. The Valuation Committee meets when necessary. During the fiscal year ended December 31, 2002, the Valuation Committee met two times.

(5) Mr. Isabelle owns a controlling interest in Ironwood Capital Management, LLC ("ICM" or the "Adviser") and is the portfolio manager of the Fund.


(6) Mr. Droster is a principal of the Adviser. He currently serves as Executive Vice-President.

                                          TRUSTEE OWNERSHIP IN THE TRUST
------------------------------------- ----------------------------------------- --------------------------------------
                                                                                 AGGREGATE DOLLAR RANGE OF OWNERSHIP

                                                                                AS OF DECEMBER 31, 2002 IN ALL FUNDS

                                      DOLLAR RANGE OF BENEFICIAL OWNERSHIP IN      OVERSEEN BY TRUSTEE IN THE FUND
              TRUSTEES                               THE FUNDS                                 COMPLEX
------------------------------------- ----------------------------------------- --------------------------------------
INTERESTED TRUSTEES
------------------------------------- ----------------------------------------- --------------------------------------
Warren J. Isabelle                                 Over $100,000                            Over $100,000
------------------------------------- ----------------------------------------- --------------------------------------
Richard A. Droster                                 Over $100,000                            Over $100,000
------------------------------------- ----------------------------------------- --------------------------------------
DISINTERESTED TRUSTEES
------------------------------------- ----------------------------------------- --------------------------------------
N. Stephen Ober                                         None                                    None
------------------------------------- ----------------------------------------- --------------------------------------
Donald A. Nelson                                        None                                    None
------------------------------------- ----------------------------------------- --------------------------------------
John A. Fiffy                                    $10,001 - $50,000                        $10,001 - $50,000
------------------------------------- ----------------------------------------- --------------------------------------


          OWNERSHIP IN SECURITIES OF THE ADVISER AND RELATED COMPANIES


         As of December 31, 2002, no Disinterested Trustee or any of his immediate family members owned beneficially or of record securities of the Adviser, the Trust's principal underwriter, or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Trust's principal underwriter or the Adviser.


                                                      AMOUNT OF COMPENSATION PAID BY THE TRUST
                                                    DURING THE FISCAL YEAR ENDED DECEMBER 31, 2002
                                                                                                       Total
                                      Aggregate            Retirement                                Compensation
                                        Annual               Benefits           Pension            from the Trust
                                    Compensation         Accrued as Part       Estimated              and Fund
Name of Person                          from                 of Fund          Annual Benefits      Complex Paid to
and Position with Trust              the Trust              Expenses          Upon Retirement          Trustee
---------------------------         --------------      ---------------       ---------------          -------
Warren J. Isabelle (1)                       $0                None              None                       $0
Chairman of the Board of Trustees,
President and Trustee

Richard L. Droster (1)                       $0                None              None                       $0
Executive Vice President
and Trustee

N. Stephen Ober                          $3,000                None              None                   $3,000
Trustee

Donald A. Nelson                         $5,000                None              None                   $5,000
Trustee

John A. Fiffy                            $4,000                None              None                   $4,000
Trustee

(1) The Trust does not pay any annual trustee's fee to any Trustee who is affiliated with ICM or the Trust's distributor, Forum Fund Services, LLC ("FFS").


(2)      The Trust pays no salaries or compensation to any of its officers.


The Trust, the Adviser, and FFS have each adopted a code of ethics under Rule 17j-1 of the 1940 Act designed to eliminate conflicts of interest between the Fund and personnel of the Trust, the Adviser and FFS. The codes permit such personnel to invest in securities, including securities that may be purchased or held by the Fund, subject to certain limitations.


                         PRINCIPAL HOLDERS OF SECURITIES


The following table sets forth, as of March 31, 2003 (A) the name, address and holdings of each person known by the Trust to be a record or beneficial owner of
(i) more than 5% of the outstanding Investment Shares or Institutional Shares of the Fund; (ii) more than 25% of the total outstanding voting Shares of the Fund; and (B) the percentage of the Shares owned by all officers and Trustees of the Trust as a group.


Share Owner (of record or beneficial)       Address                     Percentage Ownership of Shares

Charles Schwab & Co., Inc.          101 Montgomery Street               30.83% of Investment Shares
(of record) a California            San Francisco, CA 94104             16.71% of Institutional Class
corporation                                                             27.43% of all outstanding Shares (1)

National Financial Services         200 Liberty Street,                 21.15% of Investment Shares
Corp. (of record)                   One World Financial                 12.81% of Institutional Shares
                                    New York, NY 10281

National Investor Services Corp.    55 Water Street, 32nd Floor         10.55% of Institutional Shares
(of record)                         New York, NY 10041

Mitra & Mitra & Co.                 1000 North Water Street             11.86% of Institutional Shares
(of record)                         Milwaukee, WI 53202

                                       12






Milwaukee Deferred                  P.O. Box 1787                       23.26% of Institutional Class
(of record)                         Milwaukee, WI 53201


As of March 31, 2003, the percentage of shares owned by all officers and Trustees of the Trust as a group was less than 1% of the shares of the Fund.

(1) Charles Schwab & Co. owns in excess of 25% of the total outstanding Shares of the Fund and may be considered a Control Person within the meaning of the 1940 Act. Should the Trust hold annual meetings of shareholders, the effect of other shareholders' voting rights could be diminished by the influence of Charles Schwab & Co.'s substantial voting power. The Trust does not intend to hold annual meetings of shareholders, as set forth in the section of this SAI entitled "Description of Shares".


                               INVESTMENT ADVISER

         Ironwood Capital Management, LLC
         21 Custom House Street, Suite 240
         Boston, Massachusetts 02110


         Mr. Warren J. Isabelle, President and Chief Investment Officer of ICM and Mr. Richard L. Droster, Executive Vice-President of ICM, are control persons of ICM and are officers and Trustees of the Trust.

         As the Fund's investment adviser, ICM determines in its discretion which securities the Fund will purchase, sell or otherwise dispose of, pursuant to an agreement between ICM and the Trust. The agreement had an initial term of two years, and, as described in detail below, is renewable annually thereafter by vote of a majority of the Trustees (including a majority of the Trustees who are not parties to the contract or interested persons of any such parties). The agreement may not be assigned and may be terminated without penalty by either party upon sixty days' written notice (in the case of the Trust, by vote of a majority of the Board of Trustees or outstanding voting securities).


         Pursuant to the agreement, ICM will not be held liable for any error of judgment or mistake of law or for any investment losses resulting from ICM's recommendations. ICM is responsible for its own willful bad acts, bad faith or gross negligence while performing its duties and its own reckless disregard of its obligations.


APPROVAL OF INVESTMENT ADVISORY AGREEMENT

         Pursuant to the requirements of the 1940 Act, the Board of Trustees reviews the Trust's investment advisory agreement every year to determine whether the advisory contract should be renewed for an additional one-year period. Renewal of the contract requires the approval of a majority of the Board of Trustees, including a majority of the Disinterested Trustees.

         In considering the continuation of the advisory contract, the Board of Trustees, including the Disinterested Trustees, requests and reviews information relating to the Fund, including but not limited to reports prepared by ICM and the Trust's administrator and materials provided by counsel to the Trust and the Disinterested Trustees. In addition to materials presented on an annual basis, matters bearing on advisory services, including but not limited to Fund performance, portfolio composition, soft dollar usage and directed brokerage are considered at most, if not all, of the meetings of the Board of Trustees.

         In its most recent review of the investment advisory agreement, the Board of Trustees carefully considered the nature, quality and extent of services furnished by ICM to the Fund. The Board of Trustees also considered ICM's compensation and profitability attributable to providing such services. In so doing, the Board of Trustees examined the fee structure of the Fund, including the existing contractual and anticipated fee waivers for each class of shares of the Fund.

         In addition, the Board of Trustees reviewed comparative information on fees and expenses of similar mutual funds. The Board of Trustees also considered the costs and benefits that may be incurred by ICM in performing services for the Fund and the methods used in determining and allocating costs. The Board of Trustees considered the nature and extent of benefits that ICM received from the brokerage and research services it received from broker-dealers who executed portfolio transactions for the Fund, as well as the potential economies of scale arising from trade aggregation and allocation. After requesting and reviewing such information, as they deemed necessary, the Board of Trustees and the Disinterested Trustees concluded that the continuance of the investment advisory agreement was in the best interests of the Fund and its shareholders. The agreement was most recently unanimously approved by the Board of Trustees, and by the Disinterested Trustees voting separately, in the foregoing manner on February 27, 2003.


         ICM also privately manages investment portfolios for individuals, partnerships, corporations, and other institutional investors.

         ICM is responsible for all expenses related to its services for the Fund. ICM has undertaken to waive its fees and reimburse the Fund to the extent total annualized expenses exceed 1.95% of the average daily net assets for Investment Shares and 1.70% of the average daily net assets for Institutional Shares. All other expenses will be paid by the Fund. Expenses incurred by the Fund are:

     o    distribution expenses for Investment Shares;
     o charges by any administrator, registrar, custodian, stock transfer and dividend disbursing agent;
     o    brokerage commissions;
     o    taxes;
     o costs of registering the Trust and its shares under federal and state securities laws;
     o    cost  of  printing,   typesetting,   and  distributing  Fund  offering
          materials to shareholders;
     o expenses associated with shareholders' and Trustees' meetings and preparing and distributing proxy statements to shareholders;
     o fees and travel expenses of Trustees or members of any advisory board or committee who are not employees or affiliates of ICM;
     o    expenses incident to any dividend, withdrawal or redemption options;
     o    charges and expenses of any outside share valuation service;
     o legal and accounting fees (excluding compensation of attorneys who are employees of the Adviser);
     o    membership dues of industry associations;
     o    interest payable on Fund borrowings;
     o    postage;
     o    insurance premiums on property and employees;
     o    other extraordinary expenses;
     o    expenses of any outside pricing service for Fund Shares; and
     o    all other costs of the Fund's operations.


          As compensation for its management services and expenses incurred, ICM is entitled to a monthly management fee from the Fund at the annual rate of 1.00% of the Fund's average daily net assets, which fee is computed daily based on the assets of each class. The Fund paid ICM $766,034 in investment advisory fees, none of which was waived for service rendered during the fiscal year ended December 31, 2000. The Fund paid ICM $1,239,680 in investment advisory fees, none of which was waived for service rendered during the fiscal year ended December 31, 2001. The Fund paid ICM $1,148,576 in investment advisory fees, none of which was waived for service rendered during the fiscal year ended December 31, 2002.

                                  ADMINISTRATOR


         Effective January 1, 2002, Forum Administrative Services, LLC ("FAdS") is the administrator of the Trust. As administrator, pursuant to an agreement with the Trust, FAdS is responsible for the supervision of the overall management of the Fund, providing the Fund with general office facilities and providing persons satisfactory to the Board of Trustees to serve as officers of the Trust.


         For its services, FAdS receives an annual fee from the Fund equal to 0.10% of the average daily net assets of the Fund (up to $180 million in assets, and with respect to assets in excess of $180 million, 0.05% of the average daily net assets of the Fund). The fees are accrued daily by the Fund and are paid monthly for services performed under the agreement during the prior calendar month.


         FAdS's agreement is terminable without penalty by the Board of Trustees or by FAdS on 60 days' written notice. Under the agreement, FAdS is not liable for any act or omission in the performance of its duties to the Fund. The agreement does not protect FAdS from any liability by reason of bad faith, negligence or willful misconduct in the performance of its obligations and duties under the agreement.

         Prior to January 1, 2002, American Data Services, Inc. ("ADS"), a wholly-owned subsidiary of Orbitex Financial Services Group, Inc., a New York financial services holding company, served as the Fund's administrator, fund accountant and transfer agent.

         The Fund paid FAdS $114,858 in administrative fees for services rendered for the year ended December 31, 2002. The Fund paid ADS $148,566 and $89,205 in administrative fees for services rendered for the years ended December 31, 2001 and December 31, 2000, respectively.


                                 FUND ACCOUNTANT

         Effective January 1, 2002, pursuant to an agreement with the Trust, Forum Accounting Services, LLC ("FAcS") provides fund accounting services to the Fund. These services include calculating the net asset value ("NAV") per share of the Fund and preparing the Fund's financial statements and tax returns.

         For its services, FAcS receives a fee from the Fund as follows:

         Fee per Fund (up to $25 million in assets).....................................      $2,333/month
         Fee per Fund ($25 million to $50 million in assets)............................      $4,000/month
         Fee per Fund (in excess of $50 million in assets)..............................      $4,666/month
         Fee for each additional Class of the Fund above one............................        $500/month

         Additional surcharge for Fund with more than 200 security positions............      $1,000/month

          The fees are paid monthly for services performed during the following calendar month.


         FAcS's agreement is terminable without penalty by the Board of Trustees or by FAcS on 60 days' written notice. Under the agreement, FAcS is not liable for any act or omission in the performance of its duties to the Fund. The agreement does not protect FAcS from any liability by reason of willful misconduct, bad faith or gross negligence in the performance of its obligations and duties under the agreement.

         The Fund paid FAcS $61,988 in fund accounting fees for services rendered for the year ended December 31, 2002. The Fund paid the prior fund accountant, ADS, $41,986 and $42,852 in fund accounting fees for services rendered for the years ended December 31, 2001 and December 31, 2000, respectively.


                                 TRANSFER AGENT

         Effective January 1, 2002, Forum Shareholder Services, LLC (the "Transfer Agent") is the transfer agent to the Fund. As transfer agent and distribution paying agent, pursuant to an agreement with the Trust, the Transfer Agent maintains an account for each shareholder of record of the Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record. The Transfer Agent is located at Two Portland Square, Portland, Maine 04101 and is registered as a transfer agent with the SEC.

         For its services, the Transfer Agent receives a fee from the Fund equal to $12,000 per year per Fund CUSIP, plus certain shareholder account and Internet related fees. Such fees shall be paid monthly for services performed
during the following calendar month.   The  Fund  paid  the  Transfer Agent
$61,598 in net transfer agency fees for services rendered during the fiscal year ended December 31, 2002. The Transfer Agent agreed to waive its base fee of $24,000 for that year.


         The Transfer Agent's agreement is terminable without penalty by the Board of Trustees or by the Transfer Agent on 60 days' written notice. Under the agreement, the Transfer Agent is liable only for loss or damage due to errors caused by bad faith, negligence or willful misconduct in the performance of its obligations and duties under the agreement.

         Prior to January 1, 2002, ADS acted as the transfer and dividend disbursing agent.

         The Fund, ICM or the Transfer Agent (including any affiliate thereof), or all of them, may pay unaffiliated third parties for providing recordkeeping and other administrative services with respect to accounts of participants in retirement plans or other beneficial owners of Fund shares whose interests are generally held in an omnibus account.


                                    CUSTODIAN

         The Fifth Third Bank
         37 Fountain Square Plaza
         Cincinnati, OH 45263

         As Custodian of the Fund's assets, the bank is responsible for handling the receipt and delivery of securities, collecting interest and dividends on the Fund's investments and safekeeping and controlling the Fund's cash and securities (which may be deposited into the Federal Reserve Treasury Department Book Entry System or the Depository Trust Company). While the Custodian does not determine the Fund's investment policies or make investment recommendations, the Fund may invest in securities and repurchase agreements issued by the Custodian or deal with the Custodian as a principal in securities transactions.

                                   DISTRIBUTOR

1.       DISTRIBUTOR; SERVICES AND COMPENSATION OF DISTRIBUTOR

         FFS, the distributor (also known as principal underwriter) of the Shares, is located at Two Portland Square, Portland, Maine 04101. FFS is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc.

         FFS, FAdS, FAcS and the Transfer Agent are each controlled indirectly by Forum Financial Group, LLC. John Y. Keffer controls Forum Financial Group, LLC.

         Under its agreement with the Trust (the "Distribution Agreement"), FFS acts as the agent of the Trust in connection with the offering of Shares. FFS continually distributes Shares on a best efforts basis. FFS has no obligation to sell any specific quantity of Shares.

         FFS receives no compensation for its distribution services. Shares are sold with no sales commission; accordingly, FFS receives no sales commissions. FFS may enter into arrangements with various financial institutions through which investors may purchase or redeem Shares. FFS may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of Shares.

2.       OTHER PROVISIONS OF THE DISTRIBUTION AGREEMENT


         The Distribution Agreement must be approved at least annually by the Board of Trustees or by vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party.

         The Distribution Agreement is terminable without penalty by the Trust with respect to the Fund on 60 days' written notice when authorized either by vote of a majority of the Fund's outstanding shareholders or by a vote of a majority of the Board of Trustees, or by FFS on 60 days' written notice to the Fund.


         Under the Distribution Agreement, FFS is not liable for any error of judgment or mistake of law or for any act or omission in the performance of its duties to the Fund. The Distribution Agreement does not protect FFS against any liability by reason of bad faith, negligence or willful misfeasance in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Distribution Agreement.

         Under the Distribution Agreement, FFS and certain related parties (such as FFS's officers and persons that control FFS) are indemnified by the Trust against any and all claims and expenses in any way related to FFS's actions (or failures to act) that are consistent with FFS's contractual standard of care. This means that as long as FFS satisfies its contractual duties, the Trust is responsible for the costs of: (1) defending FFS against claims that FFS breached a duty it owed to the Fund; and (2) paying judgments against FFS. The Trust is not required to indemnify FFS if the Trust does not receive written notice of and reasonable opportunity to defend against a claim against FFS in the Trust's own name or in the name of FFS.


         Prior to January 1, 2002, AmeriMutual Fund Distributors, an affiliate of ADS, acted as the Fund's distributor.


                                DISTRIBUTION PLAN
                            (Investment Shares Only)


         The Trust has entered into a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Investment Shares (the "12b-1 Plan"), which permits the Fund to pay FFS for distribution expenses borne, or paid to others, by FFS for the purposes of financing or assisting in the financing of any activity which is primarily intended to result in the sale of the Investment Shares. The Trustees believe that the 12b-1 Plan will benefit the Fund by providing greater access to investors than could be achieved without the 12b-1 Plan. The type of distribution expenses covered under the 12b-1 Plan include, but are not limited to, the costs and expenses of direct marketing activities, the design, preparation, printing and distribution of promotional materials, advertising, offering materials, and shareholder materials and the compensation of securities dealers and other financial intermediaries for sales activities. These expenses accrue annually each fiscal year, and may not exceed 0.25% of the Fund's average annual net assets attributable to Investment Shares. FFS provides the Trust with a quarterly written report of the amounts expended under the 12b-1 Plan and the purpose for which such expenditures were made. The 12b-1 Plan compensates the Distributor regardless of the distribution expenses borne, or paid to others. For the year-ended December 31, 2002, the Fund accrued aggregate distributions fees of $216,296 for Investment Class shares. Of that amount, $118,497 was paid to brokers, and $51,016 was paid for marketing. The remaining $46,783 was waived.

         The 12b-1 Plan was adopted by a majority vote of the Board of Trustees (including all Disinterested Trustees), for the benefit of the Fund and its shareholders. None of the Trustees has any direct or indirect financial interest in the 12b-1 Plan. The 12b-1 Plan remains in effect from year to year provided the Trustees annually approve its continuance. The Trustees (as well as holders of the Shares) must approve any material changes to the 12b-1 Plan, including changes to increase distribution expenses. The 12b-1 Plan may be terminated at any time, without penalty, by vote of the majority of the Disinterested Trustees who have no financial interest in the operations of the 12b-1 Plan, or by a vote of a majority of the outstanding voting Investment Shares. The 12b-1 Plan will automatically terminate in the event of its assignment (as defined in the 1940 Act).


                         INDEPENDENT PUBLIC ACCOUNTANTS


         PricewaterhouseCoopers LLP ("PWC"), 160 Federal Street, Boston, MA 02110, served as the Fund's independent public accountant for the fiscal year ended December 31, 2002.

         As the Fund's independent public accountant, PWC provides audit services, tax return review and assistance and consultation on financial information contained in the Fund's SEC filings.


                                  LEGAL COUNSEL


         The Trust's legal counsel is Dechert LLP, 200 Clarendon Street, 27th Floor, Boston, Massachusetts, 02116. Corsell Talman LLC serves as counsel to the Fund's Disinterested Trustees.


                               PURCHASE OF SHARES

         The following information about how to purchase Shares supplements the information in the Prospectus under the heading "Information About Your Account
- Purchasing Shares."

         TRANSACTIONS THROUGH SECURITIES DEALERS. Shares may be purchased and redeemed through securities dealers. Some dealers may place the Shares in an account with their firm. Dealers may place conditions on the purchase of Shares, including:

     o    requirement to purchase more than the minimum investment amount;
     o    restriction on issuing redemption checks in the customer's name;
     o    limits on purchase of fractional Shares.

         FEES. There is no sales or service charge to individual investors by the Fund or by FFS, although investment dealers, banks and other institutions may make reasonable charges to investors for their services. These fees are usually deducted monthly from the investor's account and on smaller accounts could constitute a substantial portion of the distribution. In some states, banks or other financial institutions may be required by law to register as securities dealers. Securities dealers may charge fees in connection with:

     o    same-day investment of client funds;
     o    same-day access to client funds;
     o advice about the status of accounts, yield currently being paid or income earned to date;
     o providing periodic account statements of security and money market positions;
     o    other assistance with inquiries related to a client's investment.

         RETIREMENT PLANS. Tax-deferred retirement plans such as individual retirement accounts ("IRAs"), Roth IRAs, Educational IRAs and other qualified plans are permitted to purchase Shares. Anyone considering establishing a retirement plan should consult with an attorney and/or accountant about the terms and tax consequences of the plan.

                              REDEMPTION OF SHARES

         The following information about how to redeem Shares supplements the information in the Prospectus under the heading "Information About Your Account
- Selling Shares."

         WIRE REDEMPTION PRIVILEGE. The Transfer Agent is authorized by the investor using this privilege to act on wire or telephone redemption instructions from any person whom the Transfer Agent reasonably believes to be the genuine owner of the account. Ordinarily, if the Transfer Agent receives the redemption request in proper form, the Fund will usually initiate payment for the redeemed Shares (less a $20 wire redemption fee) on the next business day after receipt.


         Redemption proceeds ($1,000 minimum) are transferred by Federal Reserve wire to the commercial bank account specified on the account application or shareholder services form (or to a correspondent bank if the investor's bank is not a member of the Federal Reserve System). The correspondent bank must immediately notify the investor's bank to avoid a delay in crediting the funds to the investor's bank account.


         SIGNATURES. Each shareholder (and each joint account holder) must personally sign a written redemption request. You must provide a signature guarantee if:

     o    you are redeeming Shares worth more than $100,000;
     o you are requesting that the proceeds check be made out to someone other than the registered owners or be sent to an address other than the record address;
     o    the account registration has changed within the last 30 days; or
     o you are instructing us to wire the proceeds to a bank account not designated on the account application.

         The Transfer Agent will generally accept signature guarantees in proper form from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the NYSE Medallion Signature Program, the Securities Transfer Agents Medallion Program and the Stock Exchanges Medallion Program. Signature guarantees must be signed by an authorized signatory of the guarantor and "Signature Guaranteed" must appear with the signature. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature guarantees, please call the telephone number listed on the cover.


         REDEMPTION COMMITMENT. The Fund will pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period. This commitment is irrevocable without the prior approval of the SEC. For requests in excess of such amount, the Board of Trustees may make payments in whole or in part in securities or other assets (usually during a time of emergency or when a cash distribution would adversely impact the Fund's liquidity). Any securities distributed would be readily marketable, to the extent available, and would be valued in the same manner as the Fund's investment securities are valued. Brokerage charges may be incurred upon the sale of such securities.

         SUSPENSION OF REDEMPTIONS. Redemption rights may be suspended and payment for redeemed Shares may be postponed under the following circumstances:

     o during any period when the NYSE is closed (excluding normal weekend and holiday closings);
     o    when trading is restricted in the Fund's normal markets;
     o during an emergency (as determined by the SEC) in which the Fund cannot reasonably dispose of its investments or determine NAV; or
     o during such other periods as the SEC may permit to protect the Fund's shareholders.

                       INVESTMENT OF PORTFOLIO SECURITIES

         BROKER-DEALERS.   When  selecting  a  broker  or  dealer  to  effect  a
transaction in the Fund's portfolio securities, ICM will consider various factors such as:

     o    The size and type of the transaction;
     o the nature and character of the markets for the security to be purchased or sold;
     o    the  dealer's  execution  efficiency,   settlement   capability,   and
          financial condition;
     o    the dealer's execution services rendered on a continuing basis; and
     o    the reasonableness of any dealer spreads.

         When more than one broker-dealer is suitable, ICM will choose a broker-dealer capable of providing supplemental research services to the Fund, and may choose to pay a higher commission to account for the supplemental services. (It is impossible to estimate the frequency with which ICM uses such broker-dealers). Such research is intended to supplement ICM's normal independent research activities in an effort to avoid additional expense, rather than replace them. Supplemental research services may include:

     o    providing advice about the value of securities;
     o providing advice about the availability of securities for purchase, or about specific purchasers or sellers of securities;
     o furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategies and performance of accounts; and
     o effecting securities transactions and performing incidental functions such as clearance and settlement.

Research services provided by brokers through which the Fund effects portfolio transactions may be used by ICM in servicing all of its accounts. Not all of the services may be used by ICM in connection with the Fund. Similarly, ICM may service the Fund using research services provided by brokers through which ICM effects portfolio transactions for its other accounts.


         From time to time, ICM may execute portfolio transactions with broker-dealers who also sell Shares, subject to rules adopted by the National Association of Securities Dealers. ICM has made no commitment to execute any or all portfolio transactions through such broker-dealers.

         The Board of Trustees has authorized ICM to enter into directed brokerage arrangements on behalf of the Fund. Under this type of arrangement, ICM may effect securities transactions for the Fund through a broker or dealer who has agreed to use a negotiated portion of the commissions earned on such transactions to pay bona fide expenses of the Fund. Such expenses may include fees paid directly to the broker or dealer, to an affiliate of the broker or dealer, or to other service providers, for sub-transfer agency, recordkeeping, shareholder services or other bona fide services of the Fund.


         The Fund paid $716,123.60 in aggregate commissions for brokerage services rendered during the period January 1, 2000 until December 31, 2000.

         The Fund paid $1,278,804.59 in aggregate commissions for brokerage services rendered during the period January 1, 2001 until December 31, 2001. The increase in brokerage commissions between the periods ending December 31, 2000 and December 31, 2001, is related to the commensurate increase in the Fund's assets.


         The Fund paid $457,303.12 in aggregate commissions for brokerage services rendered during the period January 1, 2002 until December 31, 2002. The reduction in aggregate commissions paid between the period ending December 31, 2001 and December 31, 22002 is due in part to the decline in Fund assets during
the 2002 fiscal year.  Through  certain  directed brokerage   arrangements  on
behalf  of  the  Fund,  ICM  effected   securities transactions in the amount of
$21,407,032.02, resulting in directed brokerage commissions in the amount of $61,031.70.


         IDENTICAL SECURITIES. From time to time, it is possible that identical securities may be held by more than one of ICM's clients. If ICM purchases or sells identical securities for more than one account at the same time, ICM may not be able to execute orders as large as it may desire, or buy and sell the securities at an advantageous price. Conversely, ICM may be able to obtain more desirable prices by buying or selling in a volume transaction identical securities held by more than one of its client accounts. When ICM purchases or sells identical securities for more than one of its accounts, ICM will allocate the transaction in such security between the Fund and all such client accounts in a manner ICM deems equitable, taking into account the size of each account and the amount being purchased or sold.

                                      TAXES

         QUALIFICATION. The Fund intends to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company. The Fund generally will not be required to pay federal income tax on income and gains that it distributes to shareholders if it distributes at least 90% of its investment company taxable income (which includes, among other items, dividends, interest, and the excess of net short-term capital gains over net long-term capital losses) for the taxable year, and if the Fund meets these requirements:

     (1) SOURCE OF INCOME. The Fund must derive at least 90% of its annual gross income from dividends, interest, payments on loans of securities, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% income test").

     (2)  DIVERSIFICATION.   The  Fund  must  also  satisfy  certain   quarterly
          diversification requirements, including:


          (i) limiting the Fund's investment composition so that at least 50% of the Fund's total assets consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and other securities;


          (ii) limiting other securities in (i) above, with respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and 10% of the issuer's outstanding voting securities; and

          (iii)limiting the value of the Fund's total assets that can be invested in a single issuer to 25% (other than U.S. Government securities or securities of other regulated investment companies).

         If for any taxable year the Fund fails to qualify as a regulated investment company, all of its taxable income will be subject to federal income taxation at regular corporate rates (with no deduction for distributions to shareholders). In such event, Fund distributions would be taxable to shareholders as dividends to the extent of the Fund's earnings and profits.

          EXCISE  TAX  DISTRIBUTION.   The  Fund  must  also  make  a  "required
          distribution," consisting of:

          (i) 98% of the Fund's ordinary income earned during the calendar year;

          (ii) 98% of capital gain net income for the one-year period ending October 31 (or December 31 if an election is made).

         The required distribution also includes 100% of any undistributed amount from prior years. A 4% excise tax will be imposed on the excess, if any, of the Fund's required distribution over the amount distributed within the calendar year. Any dividend declared by the Fund in October, November or December as of a record date in such a month and paid during the following January will be treated for federal income tax purposes as received by shareholders on December 31 of the calendar year in which it is declared.

         DIVIDENDS. Dividends from investment company taxable income may be taxed to the shareholders as ordinary income or long-term capital gain:

          (i) ORDINARY INCOME: dividends from net investment income, net short-term capital gain in excess of net long-term capital loss, and certain net foreign exchange gains, whether received in cash or reinvested in additional Shares.

          (ii) LONG-TERM CAPITAL GAIN: property designated dividends from net long-term capital gain in excess of net short-term capital loss, if any, whether received in cash or reinvested in additional Shares (without regard to the length of time Shares of the Fund have been held).

         Dividends paid by the Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received from U.S. corporations by the Fund, may qualify for the dividends received deduction. The alternative minimum tax applicable to corporations may, however, reduce the value of the dividends received deduction. A distribution of an amount in excess of the Fund's current and accumulated earnings and profits will be treated by a shareholder as a return of capital, which is applied against and reduces the shareholder's basis in his or her shares. To the extent that the amount of any such distribution exceeds the shareholder's basis in his or her shares, the excess will be treated by the shareholder as gain from a sale or exchange of the shares.

         FOREIGN INVESTMENTS. Foreign exchange gains and losses realized by the Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders.

         If the Fund acquires any equity interest in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), the Fund could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election would require the electing Fund to recognize taxable income or gain without the concurrent receipt of cash. The Fund may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability or maximize its return from these investments.

         The Fund may be subject to withholding and other taxes imposed by foreign countries, including taxes on interest, dividends and capital gains, with respect to its investments, if any, in those countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. The Fund does not expect to satisfy the requirements for passing through to its shareholders their pro rata share of qualified foreign taxes paid by the Fund, with the result that shareholders will not include such taxes in their gross incomes and will not be entitled to a tax deduction or credit for such taxes on their own tax returns.

         ORIGINAL ISSUE DISCOUNT. If the Fund invests in certain pay-in-kind securities ("PIKs"), zero coupon securities, deferred interest securities or, in general, any other securities with original issue discount (or with market discount if the Fund elects to include market discount in income currently), the Fund must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments. However, the Fund must distribute, at least annually, all or substantially all of its net income, including such accrued income, to shareholders to qualify as a regulated investment company under the Code and to avoid federal income and excise taxes. Therefore, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy distribution requirements.

         In addition, if the Fund invests in certain high yield original issue discount obligations issued by corporations, a portion of the original issue discount accruing on the obligations may be eligible for the deduction for dividends received by corporations.

         MARKET DISCOUNT. Unless the Fund elects to include the market discount in income as it accrues (on a constant interest basis), gain recognized on the disposition of, and any partial payment of principal on, a debt security acquired in the secondary market and having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the accrued market discount. In addition, the deduction of any interest expenses attributable to debt securities having market discount may be deferred.

         APPRECIATION. At the time of an investor's purchase of Fund shares, a portion of the purchase price may be attributable to realized or unrealized appreciation in the Fund's portfolio or undistributed taxable income of the Fund. Consequently, subsequent distributions on these Shares from such appreciation or income may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such Shares and the distributions economically represent a return of a portion of the investment.


         REDEMPTIONS. Upon a redemption or sale of his or her shares, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and generally will be long-term or short-term, depending upon the shareholder's holding period for the shares. Any loss realized on a redemption or sale will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six months or less, will be treated for tax purposes as a long-term capital loss to the extent of any distributions of capital gain dividends received or treated as having been received by the shareholder with respect to such shares.


         DERIVATIVES. Unless certain constructive sale rules (discussed more fully below) apply, the Fund will not realize gain or loss on a short sale of a security until it closes the transaction by delivering the borrowed security to the lender. Pursuant to Code Section 1233, all or a portion of any gain arising from a short sale may be treated as short-term capital gain, regardless of the period for which the Fund held the security used to close the short sale. In addition, the Fund's holding period of any security which is substantially identical to that which is sold short may be reduced or eliminated as a result of the short sale. Recent legislation, however, alters this treatment by treating certain short sales against the box and other transactions as a constructive sale of the underlying security held by the Fund, thereby requiring current recognition of gain, as described more fully below. Similarly, if the Fund enters into a short sale of property that becomes substantially worthless, the Fund will recognize gain at that time as though it had closed the short sale. Future Treasury regulations may apply similar treatment to other transactions with respect to property that becomes substantially worthless.

         The Fund may purchase and sell (write) listed and over-the-counter put and call options on individual debt and equity securities and indices (both narrow- and broad-based), and national securities exchange-trade put and call options on currencies. The taxation of equity options (including options on narrow-based stock indices) and over-the-counter options on debt securities is governed by Code Section 1234. Pursuant to Code Section 1234, the premium received by the Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by the Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by the Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be short-term or long-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is short-term or long-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

         In the case of Fund transactions involving certain futures and forward contracts and listed options on debt securities, currencies and certain futures contracts and broad-based stock indices, Code Section 1256 generally will require any gain or loss arising from the lapse, closing out or exercise of such positions to be treated as sixty percent long-term and forty percent short-term capital gain or loss, although foreign currency gains and losses (as discussed above) arising from certain of these positions may be treated as ordinary income and loss. In addition, the Fund generally will be required to mark to market (i.e.: treat as sold for fair market value) each such position which it holds at the close of each taxable year.

         Generally, the hedging transactions undertaken by the Fund may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Fund of engaging in hedging transactions are not entirely clear.

         The Fund may make one or more of the elections available under the Code, which are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under the rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

         Notwithstanding any of the foregoing, the fund may recognize gain (but not loss) from a constructive sale of certain "appreciated financial positions" if the Fund enters into a short sale, offsetting notional principal contract, futures or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options, futures and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment does not apply to certain transactions closed before the end of the thirtieth day after the close of the taxable year, if certain conditions are met.

         QUALIFIED PLANS. Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions, and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.


         BACKUP WITHHOLDING. Federal law requires that the Fund withhold (as "backup withholding") 30% of reportable payments, including dividends, capital gain dividends and the proceeds of redemptions (including exchanges) and repurchases to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, shareholders must certify on their Account Applications, or on separate IRS Forms W-9, that the Social Security Number or other Taxpayer Identification Number they provide is their correct number and that they are not currently subject to backup withholding, or that they are exempt from backup withholding. The Fund may nevertheless be required to withhold if it receives notice from the IRS or a broker that the number provided is incorrect or backup withholding is applicable as a result of previous under reporting of interest or dividend income.


         STATE TAX. If, as anticipated, the Fund qualifies as a regulated investment company under the Code, it will not be required to pay any Massachusetts income, corporate excise or franchise taxes.


         The description of certain federal tax provisions above relates only to U.S. federal income tax consequences for shareholders who are U.S. persons (U.S. citizens, residents or U.S. corporations, partnerships, trusts or estates) and who are subject to U.S. federal income tax. Shareholders may also be subject to state, local or foreign tax consequences. This description does not address the special tax rules that may be applicable to particular types of investors, such as financial institutions, insurance companies, securities dealers, or tax-exempt or tax-deferred plans, accounts or entities. Investors other than U.S. persons may be subject to different U.S. tax treatment, including a possible 30% nonresident alien U.S. withholding tax (or nonresident alien withholding tax at a lower treaty rate) on amounts treated as ordinary dividends from the Fund and, unless an effective IRS Form W-8 or authorized substitute for Form W-8 is on file, to 30% backup withholding on certain other payments from the Fund. Shareholders should consult their own tax advisers on these matters and on state, local and other applicable tax laws.


                              DESCRIPTION OF SHARES

         SERIES OF SHARES. The Board of Trustees may authorize the issuance of an unlimited number of full and fractional Shares of beneficial interest, which may be divided into such separate series as the Trustees may establish. Currently, the Trust consists of only one series. However, the Trustees may establish additional series of shares, and may divide or combine the shares into a greater or lesser number of shares (without changing the proportionate beneficial interests in the Trust).

         CLASSES OF SHARES. The Trustees may classify or reclassify any series of the shares into one or more classes. The Trustees have authorized the issuance of two classes of Shares designated as Investment Shares and Institutional Shares. Each Share of a class of the Fund represents an equal proportionate interest in the assets of the Fund allocable to that class. Upon liquidation of the Trust, shareholders of each class of a series are entitled to share pro rata in the net assets allocable to such available for distribution to shareholders. The Trust may create and issue additional classes of shares.

         VOTING OF SHARES. Any matter required by federal or applicable state law, or otherwise, to be submitted to the holders of the outstanding voting securities of the Trust must be approved by the holders of a majority of the outstanding shares of each class or series affected by such matter. A class or series will be deemed to be affected by a matter unless the interests of each class or series in the matter are substantially identical or the matter does not affect any interest of such class or series. The selection of independent public accountants, the approval of principal distribution contracts and the election of trustees are exempted.

         ANNUAL SHAREHOLDER MEETINGS. The Trust is not required and does not intend to hold annual meetings of shareholders. If the Trust holds a meeting, each share of the Trust will be entitled, as determined by the Trustees, to either one vote for each Share or to one vote for each dollar of net asset value represented by such Shares on all matters presented to shareholders including the elections of Trustees ("dollar based voting"). However, to the extent required by law or otherwise determined by the Trustees, series and classes of the Trust will vote separately from each other. Shareholders of the Trust do not have cumulative voting rights in the election of Trustees. Shareholder meetings may be called by the Trustees, certain officers of the Trust or upon the written request of holders of 10% or more of the Shares entitled to vote at such meetings. Shareholders have the right to vote only on those matters specified in the Declaration of Trust and such other matters as the Trustees may determine or as may be required by law.

       TERMINATION OF TRUST. The Declaration of Trust permits the termination of the Trust or of any series or class of the Trust:
          (i) by a majority of the affected shareholders at a meeting of shareholders of the Trust, series or class; or

          (ii) by a majority of the Trustees without shareholder approval if the Trustees determine that such action is in the best interest of the Trust or its shareholders.

         MERGER OR CONSOLIDATION. The Declaration of Trust authorizes the Trustees, with shareholder approval to cause the Trust, or any series thereof, to merge or consolidate with any corporation, association, trust or other organization or sell or exchange all or substantially all of the property belonging to the Trust or any series thereof. In addition, the Trustees, without shareholder approval, may adopt a master-feeder structure by investing all or a portion of the assets of a series of the Trust in the securities of another open-end investment company.

         AMENDMENT OF TRUST. The Trustees may amend the Declaration of Trust without a shareholder vote. However, shareholders of the Trust have the right to vote on any amendment:

          (i)  that would adversely affect the voting rights of shareholders;
          (ii) that is required by law to be approved by shareholders;
          (iii)that would amend the amendment procedure of the Declaration of Trust; or
          (iv) that the Trustees determine to submit to shareholders.

                        SHAREHOLDER AND TRUSTEE LIABILITY

         LIABILITY AND INDEMNIFICATION OF SHAREHOLDERS. The Trust will indemnify each shareholder out of Trust property and hold each shareholder harmless from and against all claims and liabilities, to which a shareholder may become subject by reason of his being or having been a shareholder. The Trust will reimburse such shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. If the Trust consists of more than one Series, recovery of losses and related expenses by shareholders who are faced with claims or liabilities solely by reason of their status as shareholders of that Series may not exceed the assets of that Series. The Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any resulting judgment.

          LIABILITY AND INDEMNIFICATION OF TRUSTEES. The Declaration of Trust authorizes the Trust to indemnify each of its Trustees, officers, agents and employees against liabilities and expenses reasonably incurred by them, in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving such Trustee, officer, agent or employee, directly or indirectly, by reason of being or having been a Trustee, officer, agent or employee of the Trust. The Declaration of Trust does not authorize the Trust to indemnify any Trustee, officer, agent or employee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, unlawful conduct or reckless disregard of such person's duties.


         Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the fund. The Declaration of Trust contains an express disclaimer of shareholder liability in connection with the fund property or the acts, obligations or affairs of the fund. The Declaration of Trust also provides for indemnification out of the fund property of any shareholder held personally liable for the claims and liabilities to which a shareholder may become subject by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations.


                        DETERMINATION OF NET ASSET VALUE


         Shares of the Fund are sold on a continuous basis at the NAV per share next determined upon receipt by the Transfer Agent of an order in proper form. NAV per share of each class of shares of the Fund is determined by dividing the value of its assets, less liabilities attributable to that class, by the number of Shares of that class outstanding. The NAV is computed once daily, on each day the NYSE is open, as of the close of regular trading on the NYSE.


         Calculation of the Fund's NAV is governed by certain policies and limitations:

          (1) an equity portfolio security listed or traded on the New York or American Stock Exchange or other stock exchange or quoted by NASDAQ is valued at its latest sale price on that exchange (or on the primary exchange therefor, if such securities are listed on more than one exchange) or quotation service prior to the time assets are valued. If there were no sales that day and for securities traded on the other over-the-counter markets, the security is valued at the mean between the most recently quoted bid and asked prices;

          (2) when market quotations are not readily available, including circumstances under which it is determined by ICM that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Trustees;


          (3) the value of short-term debt securities which mature at a date less than sixty days subsequent to the valuation date will be determined on an amortized cost basis; and


          (4) the value of other assets will be determined in good faith at fair value under procedures established by and under the general supervision of the Board of Trustees. Dividends receivable are accrued as of the ex-dividend date. Interest income is accrued daily.


         The Fund does not accept purchase and redemption orders on days the NYSE is closed. The NYSE is currently scheduled to be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving and Christmas Day, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively.

                               INVESTMENT RESULTS

         QUOTATIONS, COMPARISONS AND GENERAL INFORMATION. From time to time, the Fund may cite certain performance rankings in its advertisements or reports to shareholders for the purpose of illustrating or comparing its past performance with that of other mutual funds. For example, total return of the Fund's classes may be compared to rankings prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors mutual fund performance; the Standard & Poor's 500 Stock Index ("S&P 500"), an index of unmanaged groups of common stock; the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the NYSE; or The Frank Russell Indexes ("Russell 1000," "2000," "2500," and "3000,") or the Wilshire Total Market Value Index ("Wilshire 5000"), recognized unmanaged indexes of broad based common stocks.


         Performance rankings and listings reported in newspapers or national business and financial publications, such as Barron's, Business Week, Consumers Digest, Consumer Reports, Financial World, Forbes, Fortune, Investors Business Daily, Kiplinger's Personal Finance Magazine, Money Magazine, New York Times, Smart Money, USA Today, U.S. News and World Report, The Wall Street Journal, and Worth may also be cited (if the Fund is listed in any such publication) or used for comparison, as well as performance listings and rankings from various other sources including Bloomberg Financial Markets, CDA/Wiesenberger, Donoghue's Mutual Fund Almanac, Investment Company Data, Inc., Johnson's Charts, Kanon Bloch Carre and Co., Lipper Analytical Services, Inc., Micropal, Inc.,
Morningstar,  Inc.,  Schabacker  Investment  Management and Towers Data Systems,
Inc.

         In addition, from time to time, quotations from articles from financial publications such as those listed above may be used in advertisements, in sales literature, or in reports to shareholders of the Fund.


         The Fund may also present, from time to time, historical information depicting the value of a hypothetical account in one or more classes of the Fund since the Fund's inception.

         In presenting investment results, the Fund may also include references to certain financial planning concepts, including (a) the need to evaluate financial assets and obligations to determine how much to invest; (b) the need to analyze the objectives of various investments to determine where to invest; and (c) the need to analyze the time frame for future capital needs to determine how long to invest. The investor controls these three factors, all of which affect the use of investments in building assets.

         One of the primary methods used to measure the performance of a class of the Fund is "total return." Total return will normally represent the percentage change in value of an account, or of a hypothetical investment in a class of the Fund, over any period up to the lifetime of that class of the Fund. Total return calculations will usually assume the reinvestment of all dividends and capital gains distributions and will be expressed as a percentage increase or decrease from an initial value, for the entire period or for one or more specified periods within the entire period. Total return percentages for periods of less than one year will usually be annualized; total return percentages for periods longer than one year will usually be accompanied by total return percentages for each year within the period and/or by the average annual compounded total return for the period. The income and capital components of a given return may be separated and portrayed in a variety of ways in order to illustrate their relative significance. Performance may also be portrayed in terms of cash or investment values, without percentages. Past performance cannot guarantee any particular future result.

AVERAGE ANNUAL TOTAL RETURN (BEFORE TAXES)

Average annual total return before taxes is calculated using a formula prescribed by the SEC. To calculate standard average annual total returns, the
Fund: (1) determines the growth or decline in value of a hypothetical historical investment in the Fund over a stated period; and (2) calculates the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual total return before taxes of 7.18%. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that performance is not constant over time but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of the Fund.

Average annual total return before taxes is calculated according to the following formula:

   P (1+T) n = ERV

   Where:

            P      =      a hypothetical initial payment of $1,000
            T      =      average annual total return
            n      =      number of years
            ERV    =      ending redeemable value at the end of the applicable
                          period, of a hypothetical $1,000 payment made at the beginning of the applicable period

Because average annual returns tend to smooth out variations in the Fund's returns, shareholders should recognize that they are not the same as actual year-by-year results.

The calculation for average annual total returns before taxes is made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included (except those that are paid by redemption of Shares), and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period.


The Fund's average annual total returns before taxes for the one year period ending December 31, 2002 and for the period ending December 31, 2002 since inception are set forth in the table below.


AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS)


Average annual total return after taxes on distributions is calculated using a formula prescribed by the SEC. The Fund computes such return by finding the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending value of such investment.


Average annual total return after taxes on distributions is calculated according to the following formula:

    P (1 + T)n  =  ATV[D]

    Where:


        P  =       hypothetical initial payment of $1,000;
        T  =       average annual total return (after taxes on distributions);
        n  =       period covered by the computation, expressed in years.

        ATV[D] = ending value at the end the applicable period of a hypothetical $1,000 payment made at the beginning of the applicable period, after taxes on fund distributions but not after taxes on redemptions.


The calculation for average annual total returns after taxes on distributions is made assuming that (1) all dividends and capital gain distributions, less the taxes due on such distributions, are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included (except those that are paid by redemption of Shares), and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The Fund assumes that there are no additional taxes or tax credits resulting from any redemption of shares required to pay any non-recurring fees. The ending redeemable value (variable "ATV[D]" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period. For this calculation, the Fund assumes that the redemption has no tax consequences.

The Fund calculates the taxes due on any distributions by applying the applicable tax rates (as described below) to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). The taxable amount and tax character of each distribution will be as specified by the Fund on the dividend declaration date, unless adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the federal tax impact of the distribution on an individual taxpayer on the reinvestment date. The effect of applicable tax credits, such as the foreign tax credit, are taken into account in accordance with federal tax law.

The Fund calculates taxes due on any distributions using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, ordinary income tax rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). Note that the required tax rates may vary over the measurement period. The Fund has disregarded any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.


During periods of fund losses, the post-liquidation after-tax return may exceed the fund's other returns because the loss generates a tax benefit that is factored into the result.

The Fund's average annual total returns after taxes on distributions for the one year period ending December 31, 2002 and for the period ending December 31, 2002 since inception are set forth in the table below.


AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)

The Fund, when advertising average annual total return after taxes on distributions and sale of Shares, computes such return by finding the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending value of such investment.

Average annual total return, after taxes on distributions and sale of Shares, is calculated according to the following formula:

         P (1 + T)n  =  ATV[DR]

    Where:

          P  =   hypothetical initial payment of $1,000;

          T  =   average annual total return (after taxes on  distributions and sale of Shares);
          n  =   period  covered by the  computation, expressed  in years.
     ATV[DR] =   ending value at the end of the applicable period of a
                 hypothetical $1,000 payment made at the beginning of the applicable period, after taxes on fund distributions and sale of Shares.


The calculation for average annual total returns after taxes on distributions and sale of Shares is made assuming that (1) all dividends and capital gain distributions, less the taxes due on such distributions, are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included (except those that are paid by redemption of Shares), and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The Fund assumes that there are no additional taxes or tax credits resulting from any redemption of Shares required to pay any non-recurring fees.

The Fund calculates the taxes due on any distributions as described above under `Average Annual Total Returns (After Taxes on Distributions).'

The ending redeemable value (variable "ATV[DR]" in the formula) is determined by assuming complete redemption of the hypothetical investment, by deducting all nonrecurring and capital gains taxes resulting from the redemption and by adding any tax benefit, in each case at the end of the measuring period. The Fund calculates the capital gain or loss upon redemption by subtracting the tax basis from the redemption proceeds (after deducting any nonrecurring charges). The Fund separately tracks the basis of shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. In determining the basis for a reinvested distribution, the Fund includes the distribution net of taxes assumed paid from the distribution. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal tax law.

The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for Shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. The Fund does not assume that Shares acquired through reinvestment of distributions have the same holding period as the initial $1,000 investment. The tax character is determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.

The Fund calculates capital gain taxes (or the benefit resulting from tax losses) using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. The Fund assumes that a shareholder has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.


The following tables sets forth the Fund's average annual total return, average annual total return (after taxes on distributions), and average annual total return (after taxes on distributions and sale of fund shares) as of December 31, 2002.

INVESTMENT CLASS                              1 Year          LIFE OF FUND*
------------------------------------------ ---------------- -----------------
Return Before Taxes                           -17.43%            -0.02%
Return After Taxes on Distributions           -17.43%            -0.14%
Return After Taxes on Distributions           -10.70%            -0.03%
    and Sale of Funds Shares

* Investment Class shares commenced operations on March 9, 1998.

INSTITUTIONAL CLASS                           1 Year          LIFE OF FUND*
------------------------------------------ ---------------- -----------------
Return Before Taxes                           -17.24%             0.26%
Return After Taxes on Distributions           -17.24%             0.14%
Return After Taxes on Distributions           -10.58%             0.19%
    and Sale of Funds Shares

* Institutional Class shares commenced operations on March 27, 1998.


                             REGISTRATION STATEMENT

         This SAI and the Prospectus do not contain all the information included in the Trust's Registration Statement filed with the SEC which covers the Shares offered hereby. The Registration Statement, including exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C. Statements made within this SAI or the Prospectus with respect to any contract or other document are not necessarily complete. You should refer to the complete copy of such contract or other documents attached as an exhibit to the Trust's Registration Statement.

                                     EXPERTS


         PricewaterhouseCoopers LLP, independent public accountants, has audited the Financial Statements, which are incorporated herein by reference, as of and for the period ending December 31, 2002. The Trust has incorporated such report in reliance on the authority of PricewaterhouseCoopers LLP as experts in accounting and auditing. Prior to 2002, Arthur Andersen LLP ("Arthur Andersen") audited the financial statements of the Fund. Arthur Andersen did not perform any procedures in connection with the Fund's current registration statement and has not consented to the incorporation by reference of their report in the current registration statement. An investor's potential recovery against Arthur Andersen for any liability may be limited by the lack of consent.

                                     PART C.

                                OTHER INFORMATION

ITEM 23.  EXHIBITS

(a)  (a)      ARTICLES OF INCORPORATION

     (1) Declaration of Trust of the Registrant dated November 18, 1997 (Exhibit incorporated by reference as filed as Exhibit (1) with Registrant's initial registration statement on Form N-1A via EDGAR on November 21, 1997, accession number 0000950135-97-004755).


     (2) Establishment and Designation of Series and Classes of Shares of Beneficial Interest, $0.001 Par Value Per Share (Exhibit incorporated by reference as filed as Exhibit (a)(2) in Post-Effective Amendment No. 4 to its registration statement via EDGAR on April 30, 2001, accession number 0000909012-01-500039).


(b)           BY-LAWS

     (1) By-Laws of the Registrant dated November 18, 1997 (Exhibit incorporated by reference as filed as Exhibit (2) with Registrant's initial registration statement on Form N-1A via EDGAR on November 21, 1997, accession number 0000950135-97-004755).

(c)           INSTRUMENTS DEFINING RIGHTS OF SECURITY HOLDERS

              Not applicable.

(d)           INVESTMENT ADVISORY CONTRACTS


     (1) Investment Advisory Agreement between the Registrant and Ironwood Capital Management, LLC (Exhibit incorporated by reference as filed as Exhibit (5) with Registrant's Pre-Effective Amendment No. 1 to its registration statement via EDGAR on February 20, 1998, accession number 0000950135-98-001117).


(e)           UNDERWRITING CONTRACTS


     (1) Distribution Agreement between the Registrant and First Data Distributors, Inc. (Exhibit incorporated by reference as filed as Exhibit (6) with Registrant's Pre-Effective Amendment No. 1 to its registration statement via EDGAR on February 20, 1998, accession number 0000950135-98-001117).

     (2) Underwriting Agreement with ADS Distributors, Inc. dated as of August 10, 1999 (Exhibit incorporated by reference as filed as Exhibit (5)(b) in Post-Effective Amendment No. 3 to its registration statement via EDGAR on May 1, 2000, accession number 0001058217-00-000190).

     (3) Distribution Agreement between the Registrant and AmeriMutual Funds Distributor, Inc. dated as of May 3, 2000 (Exhibit incorporated by reference as filed as Exhibit (e)(3) in Post-Effective Amendment No. 4 to its registration statement via EDGAR on April 30, 2001, accession number 0000909012-01-500039).

     (4) Distribution Agreement between the Registrant and Forum Fund Services, LLC dated January 1, 2002 (Exhibit incorporated by reference as filed as Exhibit (e) (4) with Registrant's Post-Effective Amendment No. 5 to its registration statement via EDGAR on April 30, 2002, accession number 0001004402-02-000169).


(f)           BONUS OR PROFIT SHARING CONTRACTS

              Not applicable.

(g)           CUSTODIAN AGREEMENTS


     (1) Custody Agreement between the Registrant and The Fifth Third Bank (Exhibit incorporated by reference as filed as Exhibit (8) with Registrant's Pre-Effective Amendment No. 1 to its registration statement via EDGAR on February 20, 1998, accession number 0000950135-98-001117).

(h)           OTHER MATERIAL CONTRACTS

      (1) Transfer Agency and Service Agreement between the Registrant and First Data Investor Services Group, Inc. (Exhibit incorporated by reference as filed as Exhibit (9)(a) with Registrant's Pre-Effective Amendment No. 1 registration statement via EDGAR on February 20, 1998, accession number 0000950135-98-001117).

      (2) Transfer Agency and Service Agreement between the Registrant and American Data Services, Inc. dated as of August 10, 1999 (Exhibit incorporated by reference as filed as Exhibit (8)(b) in Post-Effective Amendment No. 3 via EDGAR on May 1, 2000, accession number 0001058217-00-000190).

      (3) Administration Agreement between the Registrant and First Data Investor Services Group, Inc. (Exhibit incorporated by reference as filed as Exhibit (9)(b) with Registrant's Pre-Effective Amendment No. 1 registration statement via EDGAR on February 20, 1998, accession number 0000950135-98-001117).

      (4) Administrative Services Agreement between the Registrant and American Data Services, Inc. dated as of August 10, 1999 (Exhibit incorporated by reference as filed as Exhibit (8)(d) in Post-Effective Amendment No. 3 via EDGAR on May 1, 2000, accession number 0001058217-00-000190).

      (5) Fund Accounting Service Agreement between the Registrant and American Data Services, Inc. dated as of August 10, 1999 (Exhibit incorporated by reference as filed as Exhibit (e) in Post-Effective Amendment No. 3 via EDGAR on May 1, 2000, accession number 0001058217-00-000190).


      (6) Transfer Agency and Service Agreement between the Registrant and Forum Shareholder Services, LLC dated January 1, 2002 (Exhibit incorporated by reference as filed as Exhibit (h) (6) with Registrant's Post-Effective Amendment No. 5 to its registration statement via EDGAR on April 30, 2002, accession number 0001004402-02-000169).

      (7) Amendment No. 1 to Transfer Agency and Service Agreement between the Registrant and Forum Shareholder Services, LLC dated August 20, 2002 (Exhibit filed herewith).

      (8) Administrative Services Agreement between the Registrant and Forum Administrative Services, LLC dated January 1, 2002 (Exhibit incorporated by reference as filed as Exhibit (h) (7) with Registrant's Post-Effective Amendment No. 5 to its registration statement via EDGAR on April 30, 2002, accession number 0001004402-02-000169).

      (9) Fund Accounting Service Agreement between the Registrant and Forum Accounting Services, LLC dated January 1, 2002 (Exhibit incorporated by reference as filed as Exhibit (h) (8) with Registrant's Post-Effective Amendment No. 5 to its registration statement via EDGAR on April 30, 2002, accession number 0001004402-02-000169).


(i)           LEGAL OPINION

              Opinion and Consent of Counsel (Exhibit filed herewith).

(j)           OTHER OPINIONS

              Consent of Independent Public Accountants(Exhibit filed herewith).

(k)           Omitted Financial Statements

              Not Applicable.

(l)           INITIAL CAPITAL AGREEMENTS


      (1) Form of Initial Capital Purchase Agreement (Exhibit incorporated by reference as filed as Exhibit (13) with Registrant's Pre-Effective Amendment No. 1 to its registration statement via EDGAR on February 20, 1998, accession number 0000950135-98-001117).


(M)           RULE 12B-1 PLAN


      (1) Distribution Plan for Investment Class Shares (Exhibit incorporated by reference as filed as Exhibit (15) with Registrant's Pre-Effective Amendment No. 1 to its registration statement via EDGAR on February 20, 1998, accession number 0000950135-98-001117).

      (2) Distribution Plan for Investment Class Shares as amended dated January 1, 2002 (Exhibit incorporated by reference as filed as Exhibit (m) (2) with Registrant's Post-Effective Amendment No. 5 to its registration statement via EDGAR on April 30, 2002, accession number 0001004402-02-000169).


(N)           RULE 18F-3 PLAN


      (1) Multi-Class (Rule 18f-3) Plan (Exhibit incorporated by reference as filed as Exhibit (18) with Registrant's Pre-Effective Amendment No. 1 to its registration statement via EDGAR on February 20, 1998, accession number 0000950135-98-001117).


(p)           CODE OF ETHICS


      (1) ICM Series Trust Code of Ethics, adopted February 10, 1998, as amended November 20, 2001 by the Fund (Exhibit incorporated by reference as filed as Exhibit (p) (1) with Registrant's Post-Effective Amendment No. 5 to its registration statement via EDGAR on April 30, 2002, accession number 0001004402-02-000169).

      (2) Code of Ethics of Ironwood Capital Management, LLC, effective February 26, 2002 (Exhibit incorporated by reference as filed as Exhibit (p) (2) with Registrant's Post-Effective Amendment No. 5 to its registration statement via EDGAR on April 30, 2002, accession number 0001004402-02-000169).

      (3) Code of Ethics, adopted as of May 1, 1998 by Forum Fund Services, LLC (Exhibit incorporated by reference as filed as Exhibit (p) (3) with Registrant's Post-Effective Amendment No. 5 to its registration statement via EDGAR on April 30, 2002, accession number 0001004402-02-000169).


ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     None.

ITEM 25.  INDEMNIFICATION

     Reference is made to Article V of Registrant's Declaration of Trust filed as an exhibit to this Registration Statement.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to Trustees, Officers and controlling persons of the Registrant by the Registrant pursuant to the Trust's Declaration of Trust, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable.

              In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant or expenses incurred or paid by Trustees, officers of controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such Trustees, officers or controlling persons in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

             NAME                                  TITLE                             BUSINESS CONNECTION
................................. .......................................... .......................................

      Warren J. Isabelle          President and Chief Investment Officer       Ironwood Capital Management, LLC
................................. .......................................... .......................................

      Richard L. Droster                 Executive Vice President              Ironwood Capital Management, LLC
................................. .......................................... .......................................
        Donald Collins                   Senior Portfolio Manager              Ironwood Capital Management, LLC
................................. .......................................... .......................................
         Gary S. Saks                    Chief Operating Officer,              Ironwood Capital Management, LLC
                                           Officer of Compliance
................................. .......................................... .......................................
      Shantelle J. Reidy          Senior Financial and Operations Analyst      Ironwood Capital Management, LLC
................................. .......................................... .......................................

For more information relating to the Investment Adviser's personnel, reference is made to Form ADV filed under the Investment Advisers Act of 1940 by Ironwood Capital Management, LLC, SEC File No. 801-55081.

ITEM 27.  PRINCIPAL UNDERWRITERS.

(a) Forum Fund Services, LLC, Registrant's underwriter, serves as underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:


Century Capital Management Trust                    ICM Series Trust
The Cutler Trust                                    Monarch Funds
Forum Funds                                         Sound Shore Fund, Inc.
Henderson Global Funds


(b)   Not Applicable.

(c)   Not Applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND
     RECORDS.

     The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Forum Administrative Services, LLC and Forum Shareholder Services, LLC, Two Portland Square, Portland, Maine 04101. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of Registrant's custodian, Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45262. The records required to be maintained under Rule 31a-1(b)(5), (6) and (9) are maintained at the offices of the Registrant's adviser, Ironwood Capital Management, LLC, 21 Custom House Street, #240, Boston, Massachusetts 02110.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this amendment to the registration statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and Commonwealth of Massachusetts on April 30, 2003.


                                ICM SERIES TRUST

                                By:/S/ WARREN J. ISABELLE
                                -----------------------------------------------
                                    Warren J. Isabelle, President


Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement on Form N-1A has been signed below by the following persons on April 30, 2003.


(a)      Principal Executive Officer

         /S/ WARREN J. ISABELLE
         --------------------------------------------
         Warren J. Isabelle
         President and Chairman



(b)      Principal Financial Officer

         /S/ GARY S. SAKS
         --------------------------------------------
         Gary S. Saks
         Vice President and Treasurer



(c)      Trustees

         /S/ RICHARD L. DROSTER
         --------------------------------------------
         Richard L. Droster
         Vice President and Trustee



         John A Fiffy, Trustee*
         N. Stephen Ober, Trustee*
         Donald Nelson, Trustee*



         By:/S/ GARY S. SAKS
         --------------------------------------------
         Gary S. Saks
         Attorney in fact*

    *Pursuant  to powers of  attorney  previously  filed as an  exhibit to this
     Registration   Statement   (incorporated   by   reference   as   filed   in
     Post-Effective Amendment No. 4 via EDGAR on April 30, 2001, accession number 0000909012-01-500039).

          INDEX OF EXHIBITS


(h)(2) Amendment No. 1 to Transfer Agency and Service Agreement between Registrant and Forum Fund Services, LLC

(i)      Opinion and Consent of  Counsel


(j)      Consent of Independent Public Accountants